  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON: December 1, 2000


                                            REGISTRATION NO. 333-53589/811-08789
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                          Pre-Effective Amendment No.                        [ ]
                          Post-Effective Amendment No. 3                     [X]
                                    and/or
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                                        [X]
                          Amendment No. 5                                    [X]


                            ------------------------


                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                PAULETTA P. COHN
                 2929 ALLEN PARKWAY, HOUSTON, TEXAS       77019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)



                                 (713) 831-1230
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                            ------------------------


                         THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                           WILMINGTON, DELAWARE 19801
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                            ------------------------

                                    Copy to:
                              DAVID M. LEAHY, ESQ.
                           SULLIVAN & WORCESTER, LLP
                         1025 CONNECTICUT AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                            ------------------------

             It is proposed that this filing will become effective (check appropriate box):


                            immediately upon filing pursuant to paragraph (b)
                    -----
                      X     on December 11, 2000 pursuant to paragraph (b)
                    -----
                            60 days after filing pursuant to paragraph (a)(1)
                    -----
                            on (date) pursuant to paragraph (a)(1)
                    -----
                            75 days after filing pursuant to paragraph (a)(2)
                    -----
                            on (date) pursuant to paragraph (a)(2) of Rule 485
                    -----


     If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

                            ------------------------

================================================================================

                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

                               2929 Allen Parkway
                              Houston, Texas 77019


                               December 11, 2000



North American Funds Variable Product Series II (the "Series Company") (known as American General Series Portfolio Company 3 prior to October 1, 2000) is a mutual fund made up of 15 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this Prospectus. As of October 1, 2000, the name of each Fund has changed. Here is a list of the old and new names for the Funds:



OLD NAME                                                                    NEW NAME
--------                                                                    --------
American General Aggressive Growth Lifestyle Fund      North American-AG Aggressive Growth Lifestyle Fund
American General Conservative Growth Lifestyle Fund    North American-AG Conservative Growth Lifestyle
                                                       Fund
American General Core Bond Fund                        North American-AG Core Bond Fund
American General High Yield Bond Fund                  North American-AG High Yield Bond Fund
American General Moderate Growth Lifestyle Fund        North American-AG Moderate Growth Lifestyle Fund
American General Money Market Fund                     North American-AG 2 Money Market Fund
American General Socially Responsible Fund             North American-AG Socially Responsible Fund
American General Strategic Bond Fund                   North American-AG Strategic Bond Fund
American General Large Cap Growth Fund                 North American-Goldman Sachs Large Cap Growth Fund
American General International Growth Fund             North American International Growth Fund
American General Mid Cap Growth Fund                   North American-INVESCO MidCap Growth Fund
American General Small Cap Growth Fund                 North American-J.P. Morgan Small Cap Growth Fund
American General Mid Cap Value Fund                    North American-Neuberger Berman MidCap Value Fund
American General Small Cap Value Fund                  North American Small Cap Value Fund
American General Large Cap Value Fund                  North American-State Street Large Cap Value Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.



The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

                               TABLE OF CONTENTS



TOPIC                                                          PAGE
-----                                                          ----
WELCOME TO AMERICAN GENERAL
FUND FACT SHEETS                                                 3
  North American-AG Aggressive Growth Lifestyle Fund             5
  North American-AG Conservative Growth Lifestyle Fund           7
  North American-AG Core Bond Fund                               9
  North American-AG High Yield Bond Fund                        11
  North American-AG Moderate Growth Lifestyle Fund              13
  North American-AG 2 Money Market Fund                         15
  North American-AG Socially Responsible Fund                   16
  North American-AG Strategic Bond Fund                         18
  North American-Goldman Sachs Large Cap Growth Fund            20
  North American International Growth Fund                      22
  North American-INVESCO MidCap Growth Fund                     24
  North American-J.P. Morgan Small Cap Growth Fund              26
  North American-Neuberger Berman MidCap Value Fund             28
  North American Small Cap Value Fund                           30
  North American-State Street Large Cap Value Fund              32
MORE ABOUT PORTFOLIO INVESTMENTS                                34
MORE ABOUT RISK                                                 38
ABOUT THE SERIES COMPANY'S MANAGEMENT                           40
ACCOUNT INFORMATION                                             44
FINANCIAL HIGHLIGHTS                                            46

WELCOME TO AMERICAN GENERAL
--------------------------------------------------------------------------------


American General Corporation, with assets of approximately $123 billion and shareholders' equity of $8.1 billion as of September 30, 2000, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.


The address of American General Corporation and its subsidiaries, including The Variable Annuity Life Insurance Company ("VALIC") and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019. American General Advisers, the investment adviser, is a division of VALIC.

Unless otherwise specified in this prospectus, the words "we" and "our" mean American General Advisers. The words "you" and "your" mean the participant.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract, variable life policy, or employer plan (collectively, the "Contracts" and each a Contract) with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up annuity contracts so they can offer their employees a way to save for retirement or assist them in estate planning. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are more fully explained in your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Client Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.

All inquiries regarding annuity contracts or variable life policies issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call 1-800-813-5065. AGL is a member of the American General Corporation group of companies.

The Contracts may be sold by banks. An investment in a Fund through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS
--------------------------------------------------------------------------------


GROWTH, INCOME, STABILITY AND LIFESTYLE CATEGORIES



The Funds offered in this prospectus fall into four general investment categories: growth, income, stability and lifestyle.


Growth Category


The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase or decrease in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase, but if the Company does not do well, the stock value may decrease. Ideally, the value of your investment may increase, but there is no guarantee that the price of stocks will always go up. The price will fluctuate so that the Company's value changes daily.

Series Company Growth Category includes:

North American-AG Socially Responsible Fund
  ("Socially Responsible")
North American-Goldman Sachs Large Cap
  Growth Fund ("Large Cap Growth")
North American International Growth Fund
  ("International Growth")
North American-INVESCO MidCap Growth
  Fund ("MidCap Growth")
North American-J.P. Morgan Small Cap
  Growth Fund ("Small Cap Growth")
North American-Neuberger Berman MidCap
  Value Fund ("MidCap Value")
North American-Small Cap Value Fund
  ("Small Cap Value")
North American-State Street Large Cap Value
  Fund ("Large Cap Value")

Income Category


Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay dividends to the Fund on a regular basis.


Series Company Income Category includes:

North American-AG Core Bond Fund ("Core   Bond")
North American-AG High Yield Bond Fund   ("High Yield Bond")
North American-AG Strategic Bond Fund   ("Strategic Bond")

Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

North American-AG 2 Money Market Fund
  ("Money Market")

Lifestyle Category

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The Lifestyle Funds are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

A Lifestyle Fund does not invest directly in portfolio securities but, rather, invests in a combination of North American Funds Variable Product Series I and II ("NAFVPS I" and "NAFVPS II") Series Company Funds in order to meet its investment objective. NAFVPS I and NAFVPS II are related investment companies for purposes of investment and investors services, and American General Advisers serves as investment adviser to both, although each offers a unique selection of mutual funds. In this manner, the Lifestyle Funds offer you the opportunity to diversify your investment portfolio by investing in one Fund, rather than in a variety of Series Company Funds.

Series Company Lifestyle Category includes:


North American-AG Aggressive Growth

  Lifestyle Fund ("Aggressive Growth   Lifestyle")
North American-AG Conservative Growth
  Lifestyle Fund ("Conservative Growth
  Lifestyle")
North American-AG Moderate Growth Lifestyle
  Fund ("Moderate Growth Lifestyle")

INVESTMENT OBJECTIVES

The investment objective for each of the Funds in this prospectus is non-fundamental and may be changed by the Series Company's Board of Trustees without investor approval.

NORTH AMERICAN -- AG
AGGRESSIVE GROWTH LIFESTYLE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY

Lifestyle


INVESTMENT ADVISER

American General Advisers


INVESTMENT OBJECTIVE

Seeks growth through investments in a combination of the Series Company Funds of NAFVPS I and NAFVPS II ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.


INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.


International equity securities    15%-35%
Domestic equity securities         60%-80%
Bonds                               5%-15%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

INVESTMENT RISKS

The Fund is a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.



The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by American General Advisers according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on American General Advisers' current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, we do not expect any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Funds invest in also involve various risks.

AGGRESSIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]
------------

For the year-to-date through September 30, 2000, the Fund's return was 2.98%.



Best quarter:  21.90%, quarter ending December 31, 1999



Worst quarter:  -2.09%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Aggressive Growth
  Lifestyle             29.99%        39.56%
Benchmark               18.43%        29.89%(1)
S&P 500 Index           21.05%        34.42%


-------------------------------------------------

(1)Reflects returns from 10/1/98 to 12/31/99; benchmark value is only published at the end of the month.


BENCHMARK INFORMATION

Each Lifestyle Fund currently compares its performance to a blended benchmark, calculated by including the pro rata portion of the respective indices for each of the Underlying Funds, and the S&P 500(R) Index. In order to simplify calculation and reflect a collective benchmark which is more representative of the investment ranges and focus on equities, the benchmark for each Lifestyle Fund has been changed to a combination of the Wilshire 5000, Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index, and Lehman Brothers Aggregate Index.

NORTH AMERICAN -- AG

CONSERVATIVE GROWTH
LIFESTYLE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in a combination of the Series Company Funds of NAFVPS I and NAFVPS II ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Aggressive Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.


INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and sample Underlying Fund choices for this Fund.


International equity securities         5%-15%
Domestic equity securities             20%-50%
Bonds                                  45%-65%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

INVESTMENT RISKS

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.



The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by American General Advisers according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on American General Advisers' current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, we do not expect any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Funds invest in also involve various risks.

CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]
------------

For the year-to-date through September 30, 2000, the Fund's return was 5.98%.



Best quarter:  11.58%, quarter ending December 31, 1999



Worst quarter:  -2.81%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Conservative Growth
  Lifestyle             13.32%        21.83%
Benchmark               10.63%        18.08%(1)
S&P 500 Index           21.05%        34.42%


-------------------------------------------------

(1)Reflects returns from 10/1/98 to 12/31/99; benchmark value is only published at the end of the month.



BENCHMARK INFORMATION


Each Lifestyle Fund currently compares its performance to a blended benchmark, calculated by including the pro rata portion of the respective indices for each of the Underlying Funds, and the S&P 500(R) Index. In order to simplify calculation and reflect a collective benchmark which is more representative of the investment ranges and focus on equities, the benchmark for each Lifestyle Fund has been changed to a combination of the Wilshire 5000, Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index, and Lehman Brothers Aggregate Index.

NORTH AMERICAN -- AG
CORE BOND FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
American General Investment Management, L.P. ("AGIM")

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities.


INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. These fixed-income securities are rated investment grade or higher. The Sub-Adviser is not required to dispose of a security if its rating is downgraded, however. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities, those rated below Baa3 by Moody's and BBB by S&P.

Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."


The Fund's transactions are reflected in its portfolio turnover rate, 476%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS

Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of

CORE BOND FUND
--------------------------------------------------------------------------------

fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]
------------

For the year-to-date through September 30, 2000, the Fund's return was 5.35%.



Best quarter:  0.49%, quarter ending September 30, 1999



Worst quarter:  -1.42%, quarter ending June 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Lehman Brothers Aggregate Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.

-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ----------------
Core Bond                -1.15%         0.58%
Lehman Brothers
  Aggregate Index        -0.83%         0.48%


-------------------------------------------------

NORTH AMERICAN -- AG
HIGH YIELD BOND
FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER

American General Advisers


INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.


INVESTMENT STRATEGY

At least 65% of the Fund's total assets are invested in below-investment grade junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.


To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. The Sub-Adviser is not required to dispose of a bond that is downgraded to below-investment grade. See "More About Portfolio Investments."

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:


Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.


Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During

HIGH YIELD BOND
--------------------------------------------------------------------------------

periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-income Securities: High yielding, high risk fixed-income securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities, achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

PERFORMANCE INFORMATION
-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


[BAR CHART]

------------

For the year-to-date through September 30, 2000, the Fund's return was 1.73%.



Best quarter:  3.61%, quarter ending December 31, 1999



Worst quarter:  -1.69%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Salomon Brothers High Yield Market Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                 SINCE INCEPTION
1999                    ONE YEAR     (9/21/1998)
------------------      --------   ---------------
High Yield Bond           2.94%         6.69%
Salomon Brothers High
 Yield Market Index       1.74%         4.21%(1)


-------------------------------------------------

(1)Reflects returns from 10/1/98 to 12/31/99; benchmark value is only published at the end of the month.

NORTH AMERICAN -- AG

MODERATE GROWTH
LIFESTYLE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in a combination of the Series Company Funds of NAFVPS I and NAFVPS II ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.


INVESTMENT STRATEGY

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.



International equity securities    10%-20%
Domestic equity securities         35%-65%
Bonds                              25%-45%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

INVESTMENT RISKS
The Fund is a "non-diversified" investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.


The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by American General Advisers according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on American General Advisers' current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, we do not expect any sudden large-scale changes in the Fund's asset allocations.


The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds. The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security. The securities that Underlying Funds invest in also involve various risks.

MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.

                                  [BAR CHART]
------------
For the year-to-date through September 30, 2000, the Fund's return was 5.14%.

Best quarter:  15.23%, quarter ending December 31, 1999

Worst quarter:  -3.16%, quarter ending September 30, 1999

This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.

-------------------------------------------------

AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Moderate Growth
  Lifestyle             18.81%        28.39%
Benchmark               13.77%        23.11%(1)
S&P 500 Index           21.05%        34.42%

-------------------------------------------------
(1) Reflects returns from 10/1/98 to 12/31/99; benchmark value is only published at the end of the month.

BENCHMARK INFORMATION
Each Lifestyle Fund currently compares its performance to a blended benchmark, calculated by including the pro rata portion of the respective indices for each of the Underlying Funds, and the S&P 500(R) Index. In order to simplify calculation and reflect a collective benchmark which is more representative of the investment ranges and focus on equities, the benchmark for each Lifestyle Fund has been changed to a combination of the Wilshire 5000, Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index, and Lehman Brothers Aggregate Index.

NORTH AMERICAN -- AG 2

MONEY MARKET
FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER

American General Advisers


INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the 1940 Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

- Commercial paper sold by corporations and finance companies

- Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

- Asset-backed securities

- Loan participations

- Adjustable rate securities

- Variable Rate Demand Notes

- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)

- Rule 144A securities (liquid)

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

PERFORMANCE INFORMATION
-------------------------------------------------


Please call 1-800-44-VALIC to learn the most recent Money Market Fund yield, or log on to www.valic.com to check fund performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

NORTH AMERICAN -- AG
SOCIALLY RESPONSIBLE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
American General Advisers

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.


INVESTMENT STRATEGY
The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:

-  the production of nuclear energy;

-  the manufacture of weapons or delivery systems;

-  the manufacture of alcoholic beverages or tobacco products;

-  the operation of gambling casinos; or

- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.


Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities. See "More About Portfolio Investments."


INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risk: a foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk -- the chance of a change in government and the assets of the company being taken away.

    Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

    Sovereign Risk -- the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk -- foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk -- the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk -- the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the

SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                      18.09%
------------

For the year-to-date through September 30, 2000, the Fund's return was -2.66%.



Best quarter:  14.46%, quarter ending December 31, 1999



Worst quarter:  -7.13%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF                             SINCE INCEPTION
DECEMBER 31, 1999      ONE YEAR     (9/21/1998)
-----------------      --------   ---------------
Socially Responsible    18.09%        31.51%
S&P 500 Index           21.05%        34.42%


-------------------------------------------------

NORTH AMERICAN -- AG
STRATEGIC BOND
FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.


INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including

- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)

-  U.S. Government and agency obligations

-  mortgage backed securities

- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.


The Fund's transactions are reflected in its portfolio turnover rate, 100%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

STRATEGIC BOND FUND
--------------------------------------------------------------------------------

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                       3.85%
------------

For the year-to-date through September 30, 2000, the Fund's return was 3.69%.



Best quarter:  2.57%, quarter ending December 31, 1999



Worst quarter:  -1.30%, quarter ending June 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Lehman Brothers Aggregate Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF                         SINCE INCEPTION
DECEMBER 31, 1999  ONE YEAR     (9/21/1998)
-----------------  --------   ---------------
Strategic Bond       3.85%          6.25%
Lehman Brothers
  Aggregate Index   -0.83%          0.48%


-------------------------------------------------

NORTH AMERICAN --
GOLDMAN SACHS LARGE
CAP GROWTH FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.


INVESTMENT STRATEGY

The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.


The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.


The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. GDRs carry the same currency, political and economic risks as the underlying foreign shares. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities. See "More About Portfolio Investments."


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Developing Country Risk: The risks associated with investment in foreign

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

  securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

PERFORMANCE INFORMATION
-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                      35.49%
------------

For the year-to-date through September 30, 2000, the Fund's return was -1.65%.



Best quarter:  23.01%, quarter ending December 31, 1999



Worst quarter:  -1.93%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 1000 Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


 AS OF DECEMBER 31,               SINCE INCEPTION
        1999           ONE YEAR     (9/21/1998)
 ------------------    --------   ---------------
Large Cap Growth        35.44%        49.00%
Russell 1000 Growth
  Index                 33.16%        50.09%


-------------------------------------------------

NORTH AMERICAN INTERNATIONAL
GROWTH FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
Thompson, Siegel & Walmsley, Inc. ("TS&W")

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.


INVESTMENT STRATEGY

The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Generally, EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.



The Fund may also invest in American Depositary Receipts ("ADRs"). ADRs are certificates issued by a U.S. depositary bank and represent foreign shares held by the bank to facilitate trading. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities.



The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of TS&W, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.



TS&W will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. The goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $2.0 billion. See "More About Portfolio Investments."


INVESTMENT RISK
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

PERFORMANCE INFORMATION
-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                      56.69%
------------

For the year-to-date through September 30, 2000, the Fund's return was -12.35%.



Best quarter:  47.20%, quarter ending December 31, 1999



Worst quarter:  -1.04%, quarter ending March 31, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Salomon Brothers Primary Market Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


 AS OF DECEMBER 31,               SINCE INCEPTION
        1999           ONE YEAR     (9/21/1998)
---------------------  --------   ---------------
International Growth    56.69%        55.17%
Salomon Brothers
  Primary Market
  Index                 24.51%        37.78%


-------------------------------------------------


Please note that from the Fund's inception, September 21, 1998, until July 24, 2000, Jacobs Asset Management, Inc. was the Fund's sub-adviser. TS&W became the new sub-adviser effective July 24, 2000, due to the retirement of Daniel Jacobs, the lead portfolio manager. The performance shown above is for the period in which Jacobs Asset Management, Inc. was the sub-adviser.

NORTH AMERICAN --


INVESCO MIDCAP

GROWTH FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER

American General Advisers



INVESTMENT SUB-ADVISER


INVESCO Funds Group, Inc.


INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.


INVESTMENT STRATEGY

This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. Medium capitalization companies generally include companies with a market capitalization between $2 and $15 billion at the time of purchase. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that appear to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The Sub-Adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-Adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.



Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, convertible securities, bonds and Canadian securities. The Fund may purchase American Depositary Receipts ("ADRs") but does not consider ADRs to be foreign securities. The Fund may invest up to 25% on foreign securities. See "More About Portfolio Investments."


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:


Foreign Securities Risks:



  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.



  Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.



  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.



  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.



  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.



  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.



  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.


Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the

MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Style Risk: The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                      6.42%
------------

For the year-to-date through September 30, 2000, the Fund's return was 28.34%.



Best quarter:  18.23%, quarter ending December 31, 1999



Worst quarter:  -11.30%, quarter ending September 30, 1999


This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell MidCap Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.

-------------------------------------------------

AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
MidCap Growth            6.42%        26.03%
Russell MidCap Growth
  Index                 51.29%        64.67%

-------------------------------------------------

Please note that from the Fund's inception, September 21, 1998, until September 29, 2000, Brown Capital Management, Inc. was the Fund's sub-adviser. INVESCO became the new sub-adviser effective September 29, 2000. The performance shown above is for the period in which Brown Capital Management, Inc. was the sub-adviser.

NORTH AMERICAN --


J.P. MORGAN SMALL

CAP GROWTH FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER

American General Advisers


INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.


INVESTMENT STRATEGY

At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $2 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued, or fairly valued and are poised for long-term growth. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.



The Fund may invest up to 35% of total assets in other equity securities of U.S. large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $2 billion or more. The Fund may invest up to 5% of total assets in equity securities of foreign issuers that are U.S. dollar-denominated and listed on a U.S. exchange. See "More About Portfolio Investments."



The Fund's transactions are reflected in its portfolio turnover rate, 133%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

  Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

  Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

  Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

  Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

  Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

  Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

  Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]


1999                                                                      69.79%
------------

For the year-to-date through September 30, 2000, the Fund's return was 4.05%.



Best quarter:  48.83%, quarter ending December 31, 1999



Worst quarter:  -0.67%, quarter ending March 31, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 2000 Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Small Cap Growth        69.79%        80.93%
Russell 2000 Growth
  Index                 43.09%        56.73%


-------------------------------------------------

NORTH AMERICAN --

NEUBERGER BERMAN


MIDCAP VALUE FUND


Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
American General Advisers

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE

Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.


INVESTMENT STRATEGY

This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(R) Index. As of June 30, 2000, the largest company included in the Russell Midcap(R) Index had an approximate market capitalization of $13 billion, while the average market capitalization was approximately $4.2 billion.


We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."


The Fund's transactions are reflected in its portfolio turnover rate, 166%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS

Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

MIDCAP VALUE FUND

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
-------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.

                                  [BAR CHART]


1999                                                                     22.22%
------------
For the year-to-date through September 30, 2000, the Fund's return was 22.05%.

Best quarter:  16.13%, quarter ending June 30, 1999

Worst quarter:  -11.91%, quarter ending September 30, 1999

This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell MidCap Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.

-------------------------------------------------

AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
MidCap Value            22.22%         34.78%
Russell MidCap Value
  Index                 -0.11%         10.02%

-------------------------------------------------

NORTH AMERICAN

SMALL CAP
VALUE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER

American General Advisers


INVESTMENT SUB-ADVISER
Fiduciary Management Associates, Inc. (actively managed portion)

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.


INVESTMENT STRATEGIES

This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $2 billion and companies included in the Russell 2000(R) Value Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.


Actively Managed Portion: In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

Passively Managed Portion: This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U.S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."


The Fund's transactions are reflected in its portfolio turnover rate, 97%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]


1999                                                                     -06.57%
------------

For the year-to-date through September 30, 2000, the Fund's return was 16.11%.



Best quarter:  11.32%, quarter ending June 30, 1999



Worst quarter:  -13.51%, quarter ending March 31, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 2000 Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Small Cap Value         -6.57%         4.20%
Russell 2000 Value
  Index                 -1.49%         6.05%


-------------------------------------------------

NORTH AMERICAN --
STATE STREET LARGE
CAP VALUE FUND

Fact Sheet


--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER

American General Advisers


INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/
State Street Global Advisers

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index ("Index") through investment in equity securities.


The Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.

INVESTMENT STRATEGY
The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The Sub-Adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the Sub-Adviser to quickly and systematically evaluate large amounts of data.

The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.


The Fund's transactions are reflected in its portfolio turnover rate, 142%, for the fiscal year ended August 31, 2000. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains.


INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk also refers to the risk that the value of the securities purchased by the Fund may decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Quantitative Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Temporary Defensive Investment Risk: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION

-------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below.


                                  [BAR CHART]

1999                                                                      5.31%
------------

For the year-to-date through September 30, 2000, the Fund's return was 5.41%.



Best quarter:  12.46%, quarter ending June 30, 1999



Worst quarter:  -9.94%, quarter ending September 30, 1999



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 1000 Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


-------------------------------------------------


AS OF DECEMBER 31,                SINCE INCEPTION
1999                   ONE YEAR     (9/21/1998)
------------------     --------   ---------------
Large Cap Value          5.31%         17.53%
Russell 1000 Value
  Index                  7.35%         18.73%


-------------------------------------------------

--------------------------------------------------------------------------------
MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

Each Fund's principal investment strategy and risks are shown above. Funds may invest in other investments and may use investment techniques as described below. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

ASSET-BACKED SECURITIES

Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds except International Growth, Large Cap Growth, and MidCap Growth may invest in asset-backed securities.


DEPOSITARY RECEIPTS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for Money Market and Strategic Bond may purchase ADRs.



EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider EDRs and GDRs to be foreign securities. Core Bond, High Yield Bond, International Growth, Large Cap Value, MidCap Value, Small Cap Growth, Small Cap Value and Socially Responsible may invest in EDRs and GDRs. Large Cap Growth may invest in GDRs but may not invest in EDRs.


EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.


Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for Money Market, though equities may not be a primary strategy for each Fund.


Generally, there are three types of stocks:
1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.


Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, ADRs, convertible bonds and foreign equity securities, such as GDRs and EDRs.


FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, include U.S. Government bonds and investment grade corporate bonds. American General Advisers and the Sub-Advisers will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds except MidCap Growth and Money Market may invest in investment grade bonds. Of those that invest in bonds, only Core Bond, High Yield Bond, MidCap Value, Small Cap Growth, Small Cap Value, and Strategic Bond may also invest in below-investment grade bonds.


Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

FOREIGN CURRENCY

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, International Growth may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund. All the Funds except for the Large Cap Growth, Large Cap Value, MidCap Growth, Money Market and the Small Cap Value may invest in foreign currency.


FOREIGN SECURITIES

Securities of foreign issuers may be denominated in foreign currencies, except with respect to the Money Market and Core Bond which may only invest in U.S. dollar-denominated securities of foreign issuers. Large Cap Growth may only invest in the equity securities of foreign issuers that are traded in the United States. Generally, all of the Funds may invest in foreign securities.



Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and EDRs and GDRs. See "Depositary Receipts".



There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.


FUTURES AND OPTIONS

Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth, MidCap Growth and Money Market may invest in derivatives.


The Funds use stock and bond futures to invest cash and cash equivalents to:
- Write (sell) exchange traded covered put and call options on securities and stock indices.
- Purchase exchange traded put and call options on securities and stock indices.
- Purchase and sell exchange traded financial futures contracts.
- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.
- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.


Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them can lower fund total return, and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.


ILLIQUID SECURITIES

An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. The non-money market funds in this Prospectus may invest up to 15% in illiquid securities, except for Socially Responsible, while the Money Market and Socially Responsible Funds are limited to 10%. This restriction applies at all times to all assets.



A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold to the general public. Unregistered securities eligible for sale to certain buyers, such as mutual funds, under federal Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by American General Advisers or the Fund's Sub-Adviser to be illiquid solely by reason of being restricted. Instead, American General Advisers or the Sub-Adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If American General Advisers or the Sub-Adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.


INVESTMENT COMPANIES
All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

INVESTMENT FUNDS

Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. International Growth, Large Cap Growth, MidCap Value and Small Cap Growth may invest in investment funds.


LOAN PARTICIPATIONS

A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the MidCap Value may invest in loan participations.


MONEY MARKET SECURITIES

A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by American General Advisers or a Sub-Adviser. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.


Examples of high quality money market securities include:
- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for International Growth, MidCap Growth, Money Market and Socially Responsible may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.


Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

REAL ESTATE SECURITIES

Real estate securities are securities issued by companies that invest in real estate or interests therein. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds except the MidCap Growth and Money Market.



Core Bond, High Yield Bond, Large Cap Growth, Large Cap Value, MidCap Value, Small Cap Growth, Small Cap Value, and Strategic Bond may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

STRUCTURED SECURITIES

The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Core Bond, High Yield Bond, and Strategic Bond may enter into structured securities.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Large Cap Growth, Large Cap Value, MidCap Value, Small Cap Growth, Small Cap Value, and Strategic Bond may enter into swap agreements.

U.S. GOVERNMENT SECURITIES
All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.


VARIABLE AMOUNT MASTER DEMAND NOTES


Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Core Bond, High Yield Bond, Large Cap Value, MidCap Growth, MidCap Value, and Strategic Bond may invest in the variable amount master demand notes.


VARIABLE RATE DEMAND NOTES

Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Money Market may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.


WARRANTS AND RIGHTS

Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for MidCap Growth and Money Market may invest in warrants and rights.


WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the MidCap Value and Money Market may invest in when-issued securities.


--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------

There are several basic types of investment risk. Generally, stocks are considered to be subject to market risk, while fixed-income securities, such as U.S. Government bonds and money market securities are subject to interest rate risk. Other fixed-income securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Several types of investment risks are discussed below.

Credit (Financial) Risk: Credit risk refers to the risk that the issuer of a fixed-income security may default or be unable to pay interest or principal due on a fixed-income security.


To help the Funds' Investment Adviser or Sub-Advisers decide which U.S. corporate and foreign fixed-income securities to buy, they rely on Moody's and S&P (two nationally recognized bond rating services), and on American General Advisers' and/or a Sub-Adviser's own research. This research lowers the risk of buying a fixed-income security of a company that may not pay the interest and principal on the fixed-income security.



Certain of the Funds in this prospectus may buy fixed-income securities that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB. All fixed-income securities with these ratings are considered to have adequate ability to pay interest and principal.


All of the Funds in this prospectus may buy fixed-income securities issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Derivatives Risk: Derivatives risk refers to the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risk: Certain Funds may invest in foreign securities including EDRs and GDRs and securities of companies domiciled in emerging market countries. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.


    Among the principal risks of owning foreign securities:

    Political risk -- the chance of a change in government and the assets of the company being taken away.

    Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

    Sovereign Risk -- the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk -- foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk -- the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.


If a Fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a Fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the Fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because new bonds pay 7% interest.


Lower Rated Fixed-Income Securities Risk: Certain of the Funds also may purchase fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade.


The lower rated but higher yielding fixed-income securities purchased by the Funds may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor American General Advisers or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by American General Advisers or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. American General Advisers or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.


An economic downturn or increase in interest rates is likely to have a greater negative effect on the ability of the issuers of lower rated fixed-income securities to pay principal and interest, meet projected business goals, and obtain additional financing. These circumstances also may result in a higher incidence of defaults compared to higher rated securities. As a result, adverse changes in economic conditions and increases in interest rates may adversely affect the market for lower rated fixed-income securities, the value of such securities in a Fund's portfolio, and, therefore, the Fund's net asset value. As a result, investment in a Fund in lower rated fixed-income securities is more speculative than investment in a fund that invests primarily in higher rated fixed-income securities.

Although certain Funds intend generally to purchase lower rated securities that have secondary markets, these markets may be less liquid and less active than markets for higher rated securities. These factors may limit the ability of a Fund to sell lower rated securities at their expected value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated fixed-income securities, especially in a thinly traded market. If market quotations are not readily available for the Fund's lower rated or non-rated securities, these securities will be valued by a method American General Advisers or the Sub-Adviser believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated fixed-income securities than it does in valuing securities for which more extensive quotations and last sale information are available.


Manager Risk: Manager risk refers to the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.


Temporary Defensive Investment Risk: From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.


Value Investing Risk: Value investing risk refers to the risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.


--------------------------------------------------------------------------------


ABOUT THE SERIES COMPANY'S MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT ADVISER


American General Advisers is a division of VALIC, a stock life insurance company, which has been in the investment advisory business since 1960, and is the investment adviser for all the Funds. American General Advisers is a registered investment adviser with the SEC and had over $48.8 billion in assets under management as of June 30, 2000. Several of the principal officers, directors and portfolio managers of American General Advisers hold similar positions with AGIM.



As Investment Adviser, American General Advisers oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. American General Advisers employs Investment Sub-Advisers who make investment decisions for the Funds, including Core Bond, High Yield Bond, International Growth, Large Cap Growth, Large Cap Value, MidCap Growth, MidCap Value, Small Cap Growth, Small Cap Value, and Strategic Bond.



American General Advisers makes investment decisions for and is directly responsible for the day-to-day team management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market Fund. The investment advisory agreement between American General Advisers and the Series Company provides for the Series Company to pay all expenses not specifically assumed by American General Advisers. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees.



Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of NAFVPS I, a registered investment company managed by American General Advisers and as Portfolio Manager of the NAFVPS I Money Market Fund.



Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for Socially Responsible and the passively managed portion of Small Cap Value. Ms. Azema-Barac joined American General in September, 1999. Prior to that, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.



HOW AMERICAN GENERAL ADVISERS IS PAID FOR ITS SERVICES


Each Fund pays American General Advisers a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the

Fund's investments. From time to time American General Advisers, the Sub-Advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.



                                                          ADVISORY FEE PAID TO AMERICAN GENERAL ADVISERS
FUND NAME                                                 (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                                 ----------------------------------------------
Aggressive Growth Lifestyle                               0.10%
Conservative Growth Lifestyle Fund                        0.10%
Core Bond                                                 0.50% on the first $200 million
                                                          0.45% on the next $300 million
                                                          0.40% on assets over $500 million
High Yield Bond                                           0.70% on the first $200 million
                                                          0.60% on the next $300 million
                                                          0.55% on assets over $500 million
Moderate Growth Lifestyle                                 0.10%
Money Market                                              0.25%
Socially Responsible                                      0.25%
Strategic Bond                                            0.60% on the first $200 million
                                                          0.50% on the next $300 million
                                                          0.45% on assets over $500 million
Large Cap Growth                                          0.55%
International Growth                                      0.90% on the first $100 million
                                                          0.80% on assets over $100 million
MidCap Growth                                             0.80% on the first $50 million
                                                          0.75% on the next $50 million
                                                          0.70% on the next $150 million
                                                          0.65% on the next $250 million
                                                          0.60% on assets over $500 million
Small Cap Growth                                          0.85%
MidCap Value                                              0.75% on the first $100 million
                                                          0.725% on the next $150 million
                                                          0.70% on the next $250 million
                                                          0.675% on the next $250 million
                                                          0.65% on the assets over $750 million
Small Cap Value                                           0.75% on the first $50 million
                                                          0.65% on the assets over $50 million
Large Cap Value                                           0.50%


INVESTMENT SUB-ADVISERS

For some of the Funds, American General Advisers works with investment Sub-Advisers through an agreement each entered into with American General Advisers. Sub-Advisers are financial service companies that specialize in certain types of investing. However, American General Advisers still retains ultimate responsibility for managing the Funds. The Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.


According to the agreements we have with the Sub-Advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-Adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-Adviser or a Sub-Adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.


American General Advisers and the Sub-Advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.



In selecting Sub-Advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by American General Advisers to each Sub-Adviser. The Sub-Advisory fees are not paid by the Funds.



The Series Company relies upon an exemptive order from the SEC which permits American General Advisers, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows American General Advisers to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. American General Advisers is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.


The Sub-Advisers are:

AGIM
2929 Allen Parkway, Houston, Texas 77015


AGIM is the Sub-Adviser for Core Bond, High Yield Bond and Strategic Bond. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. AGIM had approximately $73.6 billion in assets under management as of August 31, 2000. Investment decisions for several Funds are made by teams as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.



Robert N. Kase, CF, has been Core Bond's Portfolio Manager since November 1998. He has been Investment Officer of American General Advisers since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.



Investment decisions for Strategic Bond are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the Sub-Adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.



Investment decisions for High Yield Bond are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Sub-Adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.



FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603



FMA is the Sub-Adviser for the actively managed portion of the assets of Small Cap Value. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 2000, FMA had over $1.2 billion in assets under management.


Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005


GSAM is the Sub-Adviser for Large Cap Growth. GSAM is a separate business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs registered as an investment adviser in 1981. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of September 30, 2000, GSAM, along with other units of IMD, had assets under management of over $281.3 billion.



Large Cap Growth is managed by the following individuals: Robert C. Jones; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser as a portfolio manager in 1989. Mr. Pinter, Vice President, joined the Sub-Adviser as a research analyst in 1989, and became a portfolio manager in 1992. Ms. Brown, Managing Director, joined the Sub-Adviser as a portfolio manager in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.



INVESCO FUNDS GROUP, INC. ("INVESCO")


7800 East Union Avenue, Denver, Colorado 80237



As of approximately September 29, 2000, INVESCO became the investment sub-adviser for MidCap Growth. Timothy J. Miller and Thomas Wald are primarily responsible for the day-to-day management of the Fund's portfolio holdings. Both Mr. Miller and Mr. Wald are Chartered Financial Analysts. Mr. Miller is the leader of INVESCO's growth team and the lead portfolio manager. He is a director and senior vice president of INVESCO, which he joined in 1992. Mr. Miller holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.



Thomas Wald, co-portfolio manager, joined INVESCO in 1997 and is now a vice president. Prior to joining INVESCO, Mr. Wald was employed by Munder Capital Management. Mr. Wald holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.



INVESCO, the investment advisor for the INVESCO family of mutual funds, was founded in 1932 and manages over $56 billion in 45 INVESCO mutual funds as of August 31, 2000. INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, an international investment management company based in London, with money managers located in Europe, North and South America, and the Far East.


J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036


J.P. Morgan is the Sub-Adviser for Small Cap Growth. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 2000, J.P. Morgan and its affiliates employed over 380 analysts and portfolio managers around the world and had more than $369 billion in assets under management.



Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activities.


NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180


NB Management is the Sub-Adviser for MidCap Value. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of September 30, 2000, NB Management and its affiliates managed approximately $56.5 billion in aggregate net assets.



Robert I. Gendelman serves as manager of the MidCap Value Fund. Mr. Gendelman is Vice President of the Sub-Adviser and is a managing director of Neuberger Berman, LLC. Mr. Gendelman has been associated with the Sub-Adviser since 1994.


STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")
2 International Place, Boston, Massachusetts 02110


State Street Global Advisors is the Sub-Adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $740 billion under management as of June 30, 2000.

Large Cap Value is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-Adviser's quantitative process.



THOMPSON, SIEGEL & WALMSLEY, INC. ("TS&W")


5000 Monument Avenue, Richmond, Virginia 23230



TS&W became the investment sub-adviser for International Growth on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. The president of JAM, Daniel Jacobs, decided to retire. Therefore, effective July 24, 2000, JAM's parent company, United Asset Management Corporation ("UAM"), merged the assets and business of JAM into another of its subsidiaries, TS&W, located at 5000 Monument Avenue, Richmond, Virginia 23230.



TS&W specializes in the management of large-cap value equities, international equities, and fixed-income assets. As of August 31, 2000, TS&W had approximately $4.6 billion in assets under management. TS&W is the investment advisor for several UAM Funds. UAM was acquired by Old Mutual plc, a UK-based financial services group, in a recent transaction.



The five-person research team responsible for the Fund has an average of twelve years' international equity management experience and is led by Rob Jurgens. Mr Jurgens has managed funds for sixteen years. He joined TS&W in July, 2000. Prior to that, he was with Jacobs Assets Management, the Fund's previous Sub-Adviser, from August 1995 through July, 2000.


--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SERIES COMPANY SHARES
The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC, and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

BUYING AND SELLING SHARES
As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. Share certificates are not available. See your contract prospectus for more information on the separate account associated with your contract. When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

For more information on how to participate, see your contract prospectus.

After you invest in a Fund, you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

HOW SHARES ARE VALUED
The price of the shares for each Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. Some Funds hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when the separate accounts will not be able to buy or sell your shares.

Money Market and any securities maturing within 60 days are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.



The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. Eastern Time). Each Fund is open for business each day the NYSE is open, except for the day after Thanksgiving, when the NYSE is open and the Funds are closed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but purchases cannot be made due to the closure of the banking system.


DIVIDENDS AND CAPITAL GAINS

Each Fund pays dividends from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Dividends are declared quarterly for all Funds, except for Money Market, which declares dividends daily. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends and any distributions are automatically reinvested in the same Fund.


TAX CONSEQUENCES
As the owner of a Contract or a participant under your employer's Contract, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult the prospectus for your Contract for further information concerning the federal income tax consequences to you of investing in the Funds. See your contract prospectus for further tax information. You may also wish to consult your tax advisor before investing.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and which is incorporated into this document by this reference. Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns are not annualized.


                                                AGGRESSIVE           CONSERVATIVE
                                                  GROWTH                GROWTH                 CORE               HIGH YIELD
                                              LIFESTYLE FUND        LIFESTYLE FUND          BOND FUND              BOND FUND
                                            ------------------    ------------------    ------------------    -------------------
                                               FISCAL YEAR           FISCAL YEAR           FISCAL YEAR            FISCAL YEAR
                                             ENDED AUGUST 31,      ENDED AUGUST 31,      ENDED AUGUST 31,      ENDED AUGUST 31,
                                            ------------------    ------------------    ------------------    -------------------
                                             2000       1999       2000       1999       2000       1999       2000        1999
                                            -------    -------    -------    -------    -------    -------    -------    --------
NET ASSET VALUE
Net asset value, beginning of period......  $ 12.77    $ 10.00    $ 11.73    $ 10.00    $  9.58    $ 10.00    $  9.69    $  10.00
                                            -------------------------------------------------------------------------------------
Investment Operations
  Net investment income...................     0.37       0.08       0.46       0.25       0.61       0.50       0.96        0.87
  Net realized & unrealized gain..........     3.31       2.74       1.59       1.65      (0.12)     (0.39)     (0.41)      (0.31)
                                            -------------------------------------------------------------------------------------
  Total from investment operations........     3.68       2.82       2.05       1.90       0.49       0.11       0.55        0.56
                                            -------------------------------------------------------------------------------------
Distributions to Shareholders From:
  Net investment income...................    (1.09)     (0.05)     (0.92)     (0.17)     (0.61)     (0.50)     (0.96)      (0.87)
  Net realized gains......................    (0.47)        --      (1.53)        --         --      (0.03)        --          --
                                            -------------------------------------------------------------------------------------
  Total distributions to shareholders.....    (1.56)     (0.05)     (2.45)     (0.17)     (0.61)     (0.53)     (0.96)      (0.87)
                                            -------------------------------------------------------------------------------------
Net Asset Value, end of period............  $ 14.89    $ 12.77    $ 11.33    $ 11.73    $  9.46    $  9.58    $  9.28    $   9.69
                                            -------------------------------------------------------------------------------------
TOTAL RETURN..............................    29.91%     28.28%     19.33%     19.00%      5.31%      1.12%      6.01%       5.50%
                                            -------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets..........     0.10%      0.10%      0.10%      0.10%      0.80%      0.80%      0.99%       0.98%
  Net investment income to average net
    assets................................     1.07%      0.76%      2.99%      2.29%      6.39%      5.06%     10.21%       8.51%
  Portfolio turnover rate.................       79%         9%        63%        94%       476%       489%        90%         74%
  Net assets at end of year (000's).......  $13,963    $ 8,480    $12,268      7,429    $ 5,420    $ 5,119    $ 5,830    $  5,397



                                                  MODERATE GROWTH           MONEY               SOCIALLY            STRATEGIC
                                                   LIFESTYLE FUND        MARKET FUND        RESPONSIBLE FUND        BOND FUND
                                                 ------------------    ----------------    ------------------    ----------------
                                                    FISCAL YEAR          FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
                                                       ENDED                ENDED                ENDED                ENDED
                                                     AUGUST 31,           AUGUST 31,           AUGUST 31,           AUGUST 31,
                                                 ------------------    ----------------    ------------------    ----------------
                                                  2000       1999       2000      1999      2000       1999       2000      1999
                                                 -------    -------    ------    ------    -------    -------    ------    ------
NET ASSET VALUE
Net asset value, beginning of period...........  $ 12.24    $ 10.00    $ 1.00    $ 1.00    $ 12.88    $ 10.00    $ 9.86    $10.00
                                                 ------
Investment Operations
  Net investment income........................     0.43       0.17      0.06      0.05       0.13       0.14      0.81      0.69
  Net realized & unrealized gain...............     2.28       2.18        --        --       1.74       3.45     (0.01)    (0.16)
                                                 ------
  Total from investment operations.............     2.71       2.35      0.06      0.05       1.87       3.59      0.80      0.53
                                                 ------
Distributions to Shareholders From:
  Net investment income........................    (1.10)     (0.11)    (0.06)    (0.05)     (0.13)     (0.14)    (0.84)    (0.65)
  Net realized gains...........................    (0.43)        --        --        --      (0.46)     (0.57)       --     (0.02)
                                                 ------
  Total distributions to shareholders..........    (1.53)     (0.11)    (0.06)    (0.05)     (0.59)     (0.71)    (0.84)    (0.67)
                                                 ------
Net Asset Value, end of period.................  $ 13.42    $ 12.24    $ 1.00    $ 1.00    $ 14.16    $ 12.88    $ 9.82    $ 9.86
                                                 ------
TOTAL RETURN...................................    23.29%     23.52%     5.67%     4.66%     14.77%     36.27%     8.43%     5.33%
                                                 ------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets...............     0.10%      0.10%     0.56%     0.54%      0.56%      0.55%     0.89%     0.88%
  Net investment income to average net
    assets.....................................     2.00%      1.60%     5.65%     4.43%      0.99%      1.10%     8.27%     6.76%
  Portfolio turnover rate......................       72%        13%      N/A       N/A         40%        29%      100%      143%
  Net assets at end of year (000's)............  $16,222    $10,349    $5,427    $9,784    $14,276    $10,304    $5,870    $5,296

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                   LARGE CAP           INTERNATIONAL           MIDCAP              SMALL CAP
                                                  GROWTH FUND           GROWTH FUND          GROWTH FUND          GROWTH FUND
                                               ------------------    -----------------    -----------------    ------------------
                                                  FISCAL YEAR           FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
                                                     ENDED                 ENDED                ENDED                ENDED
                                                   AUGUST 31,           AUGUST 31,           AUGUST 31,            AUGUST 31,
                                               ------------------    -----------------    -----------------    ------------------
                                                2000       1999       2000       1999      2000       1999      2000       1999
                                               -------    -------    -------    ------    -------    ------    -------    -------
NET ASSET VALUE
Net asset value, beginning of period.........  $ 13.96    $ 10.00    $ 11.22    $10.00    $ 12.45    $10.00    $ 14.86    $ 10.00
                                               ----------------------------------------------------------------------------------
Investment Operations
  Net investment income......................    (0.02)      0.01       0.05      0.13      (0.02)    (0.03)     (0.10)     (0.05)
  Net realized & unrealized gain.............     4.24       3.96       4.16      1.09       5.32      2.48      10.05       4.96
                                               ----------------------------------------------------------------------------------
  Total from investment operations...........     4.22       3.97       4.21      1.22       5.30      2.45       9.95       4.91
                                               ----------------------------------------------------------------------------------
Distributions to Shareholders From:
  Net investment income......................       --      (0.01)     (0.20)       --         --        --         --         --
  Net realized gains.........................    (0.50)        --      (0.44)       --      (1.45)       --      (1.57)     (0.05)
                                               ----------------------------------------------------------------------------------
  Total distributions to shareholders........    (0.50)     (0.01)     (0.64)       --      (1.45)       --      (1.57)     (0.05)
                                               ----------------------------------------------------------------------------------
Net Asset Value, end of period...............  $ 17.68    $ 13.96    $ 14.79    $11.22    $ 16.30    $12.45    $ 23.24    $ 14.86
                                               ----------------------------------------------------------------------------------
TOTAL RETURN.................................    30.68%     39.77%     37.31%    12.20%     46.25%    24.50%     68.91%     48.82%
                                               ----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets.............     0.86%      0.81%      1.15%     1.13%      0.79%     0.77%      1.16%      1.11%
  Net investment income to average net
    assets...................................    (0.12)%     0.13%      0.31%     1.40%     (0.20)%   (0.24)%    (0.64)%    (0.45)%
  Portfolio turnover rate....................       68%        76%        81%       87%        51%       38%       133%       126%
  Net assets at end of year (000's)..........  $35,983    $19,309    $11,715    $6,815    $12,770    $7,394    $34,000    $10,843



                                                                     MIDCAP             SMALL CAP            LARGE CAP
                                                                   VALUE FUND           VALUE FUND          VALUE FUND
                                                                -----------------    ----------------    -----------------
                                                                   FISCAL YEAR         FISCAL YEAR          FISCAL YEAR
                                                                      ENDED               ENDED                ENDED
                                                                   AUGUST 31,           AUGUST 31,          AUGUST 31,
                                                                -----------------    ----------------    -----------------
                                                                 2000       1999      2000      1999      2000       1999
                                                                -------    ------    ------    ------    -------    ------
NET ASSET VALUE
Net asset value, beginning of period........................    $ 13.82    $10.00    $10.48    $10.00    $ 12.85    $10.00
                                                                ----------------------------------------------------------
Investment Operations
  Net investment income.....................................       0.05      0.08      0.15      0.13       0.13      0.13
  Net realized & unrealized gain............................       3.13      4.11      1.60      0.61       0.65      2.85
                                                                ----------------------------------------------------------
  Total from investment operations..........................       3.18      4.19      1.75      0.74       0.78      2.98
                                                                ----------------------------------------------------------
Distributions to Shareholders From:
  Net investment income.....................................      (0.05)    (0.08)    (0.15)    (0.13)     (0.13)    (0.13)
  Net realized gains........................................      (3.41)    (0.29)    (0.35)    (0.13)     (1.90)       --
                                                                ----------------------------------------------------------
  Total distributions to shareholders.......................      (3.46)    (0.37)    (0.50)    (0.26)     (2.03)    (0.13)
                                                                ----------------------------------------------------------
Net Asset Value, end of period..............................    $ 13.54    $13.82    $11.73    $10.48    $ 11.60    $12.85
                                                                ----------------------------------------------------------
TOTAL RETURN................................................      29.31%    42.38%    17.53%     7.34%      7.35%    29.87%
                                                                ----------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets............................       1.05%     1.03%     0.98%     0.96%      0.81%     0.80%
  Net investment income to average net assets...............       0.41%     0.73%     1.36%     1.28%      1.17%     1.10%
  Portfolio turnover rate...................................        166%      197%       97%      102%       142%       93%
  Net assets at end of year (000's).........................    $17,411    $9,039    $5,421    $6,414    $11,084    $7,856

--------------------------------------------------------------------------------
INTERESTED IN LEARNING MORE?
--------------------------------------------------------------------------------

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.


You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:



Telephone: 1-800-44-VALIC



Web-Site Address: http://www.valic.com


You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:

    - For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

    - Free from the Commission's Internet website at http://www.sec.gov.


Investment Company Act File No. 811-08789 (NAFVPS II)


Printed Matter
Printed in U.S.A.

VA10832 VER. 12/2000                                         Recycled Paper LOGO

                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II



               NORTH AMERICAN-AG AGGRESSIVE GROWTH LIFESTYLE FUND


              NORTH AMERICAN-AG CONSERVATIVE GROWTH LIFESTYLE FUND


                        NORTH AMERICAN-AG CORE BOND FUND


                     NORTH AMERICAN-AG HIGH YIELD BOND FUND


                NORTH AMERICAN-AG MODERATE GROWTH LIFESTYLE FUND


                     NORTH AMERICAN-AG 2 MONEY MARKET FUND


                  NORTH AMERICAN-AG SOCIALLY RESPONSIBLE FUND


                     NORTH AMERICAN-AG STRATEGIC BOND FUND


               NORTH AMERICAN-GOLDMAN SACHS LARGE CAP GROWTH FUND


                    NORTH AMERICAN INTERNATIONAL GROWTH FUND


                   NORTH AMERICAN-INVESCO MIDCAP GROWTH FUND


                NORTH AMERICAN-J.P. MORGAN SMALL CAP GROWTH FUND


               NORTH AMERICAN-NEUBERGER BERMAN MIDCAP VALUE FUND


                      NORTH AMERICAN SMALL CAP VALUE FUND


                NORTH AMERICAN-STATE STREET LARGE CAP VALUE FUND


      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                     PART B


                               DECEMBER 11, 2000



This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for North American Funds Variable Product Series II (the "Series Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are dated December 11, 2000. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling 1-800-44-VALIC or writing the Series Company or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019. Shares in the Series Company are available to the public only through the purchase of certain variable annuity contracts or variable life insurance policies issued and employee thrift plans maintained by VALIC and its affiliates.



Effective October 1, 2000, American General Series Portfolio Company 3 changed its name to North American Funds Variable Product Series II. As of October 1, 2000, the name of each Fund has changed. The table below lists each Fund's former name and new name:



                                                                                              AS SHOWN IN THIS STATEMENT OF
             OLD FUND NAME                                NEW FUND NAME                           ADDITIONAL INFORMATION
             -------------                                -------------                       -----------------------------
American General Aggressive Growth         North American-AG Aggressive Growth           ("Aggressive Growth Lifestyle Fund")
  Lifestyle Fund                             Lifestyle Fund
American General Conservative Growth       North American-AG Conservative Growth         ("Conservative Growth Lifestyle Fund")
  Lifestyle Fund                             Lifestyle Fund
American General Core Bond                 North American-AG Core Bond Fund              ("Core Bond Fund")
American General High Yield Bond Fund      North American-AG High Yield Bond Fund        ("High Yield Bond Fund")
American General Moderate Growth           North American-AG Moderate Growth Lifestyle   ("Moderate Growth Lifestyle Fund")
  Lifestyle Fund                             Fund
American General Money Market Fund         North American-AG 2 Money Market Fund         ("Money Market Fund")
American General Socially Responsible      North American-AG Socially Responsible Fund   ("Socially Responsible Fund")
  Fund
American General Strategic Bond Fund       North American-AG Strategic Bond Fund         ("Strategic Bond Fund")
American General Large Cap Growth Fund     North American-Goldman Sachs Large Cap        ("Large Cap Growth Fund")
                                             Growth Fund
American General International Growth      North American International Growth Fund      ("International Growth Fund")
  Fund
American General MidCap Growth Fund        North American-INVESCO MidCap Growth Fund     ("MidCap Growth Fund")
American General Small Cap Growth Fund     North American-J.P. Morgan Small Cap Growth   ("Small Cap Growth Fund")
                                             Fund
American General MidCap Value Fund         North American-Neuberger Berman MidCap        ("MidCap Value Fund")
                                             Value Fund
American General Small Cap Value Fund      North American Small Cap Value Fund           ("Small Cap Value Fund")
American General Large Cap Value Fund      North American-State Street Large Cap Value   ("Large Cap Value Fund")
                                             Fund



VA 10832-1 REV 12/00

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information and History.............................    3
Performance and Yield Information...........................    4
Investment Restrictions.....................................    6
  Aggressive Growth Lifestyle Fund..........................    6
  Moderate Growth Lifestyle Fund............................    6
  Conservative Growth Lifestyle Fund........................    6
  High Yield Bond Fund......................................    6
  Strategic Bond Fund.......................................    6
  Core Bond Fund............................................    6
  International Growth Fund.................................    8
  Large Cap Growth Fund.....................................    9
  Large Cap Value Fund......................................   10
  MidCap Growth Fund........................................   12
  MidCap Value Fund.........................................   13
  Money Market Fund.........................................   15
  Small Cap Growth Fund.....................................   16
  Small Cap Value Fund......................................   17
  Socially Responsible Fund.................................   18
Investment Practices........................................   20
  Repurchase Agreements.....................................   20
  Lending Portfolio Securities..............................   21
  Borrowing.................................................   21
  Dollar Rolls..............................................   21
  Convertible Securities....................................   22
  American Depositary Receipts ("ADRs").....................   22
  Foreign Securities........................................   22
  Sovereign Debt Obligations................................   23
  Performance Indexed Paper.................................   24
  Bank Obligations..........................................   24
  International Bonds.......................................   25
  Emerging Markets..........................................   25
  Brady Bonds...............................................   26
  Foreign Currency Exchange Transactions....................   26
  Standard and Poor's Depositary Receipts...................   27
  When-Issued Securities....................................   27
  Fixed Income Securities...................................   27
  Lower Rated Fixed Income Securities.......................   27
  Zero Coupon Fixed Income Securities.......................   28
  Inflation Indexed Bonds...................................   28
  Hybrid Instruments........................................   29
  Catastrophe Bonds.........................................   30
  Real Estate Securities and Real Estate Investment Trusts
     ("REITS")..............................................   30
  Warrants..................................................   31
  Swap Agreements...........................................   31
  Structured Notes..........................................   32
  Eurodollar Obligations....................................   32
  Mortgage-Related Securities...............................   33
  Mortgage Pass-Through Securities..........................   33
  Collateralized Mortgage Obligations (CMOs)................   35

                                                              PAGE
                                                              ----
  Commercial Mortgage-Backed Securities.....................   35
  Other Mortgage-Related Securities.........................   35
  CMO Residuals.............................................   36
  Stripped Mortgage-Backed Securities ("SMBS")..............   36
  Asset-Backed Securities...................................   36
  Variable Rate Demand Notes................................   37
  Loan Participations.......................................   37
  Adjustable Rate Securities................................   37
  Illiquid Securities.......................................   38
  Rule 144A Securities......................................   38
  Options on Securities and Securities Indices..............   39
  Writing Covered Call and Put Options and Purchasing Call
     and Put Options........................................   40
  Financial Futures Contracts...............................   42
  Options on Financial Futures Contracts....................   43
  Certain Additional Risks of Options and Financial Futures
     Contracts..............................................   44
  Limitations...............................................   45
  Short Sales and Short Sales Against the Box...............   45
  Money Market Securities of Foreign Issuers................   46
Investment Adviser..........................................   46
  Code of Ethics............................................   47
Investment Sub-Advisers.....................................   48
Service Agreements..........................................   49
Portfolio Transactions and Brokerage........................   50
Distribution and Service Agreement..........................   52
Determination of Net Asset Value............................   52
Accounting and Tax Treatment................................   54
  Subchapter M of the Internal Revenue Code of 1986.........   54
  Section 817(h) of the Code................................   54
Other Information...........................................   55
  Shareholder Reports.......................................   55
  Voting and Other Rights...................................   55
  Custody of Assets.........................................   56
  Bond Ratings..............................................   57
     Moody's Bond Ratings...................................   57
     Standard & Poor's Ratings..............................   57
  Independent Auditors......................................   58
Management of the Series Company............................   58
Compensation of Trustees....................................   62


                        GENERAL INFORMATION AND HISTORY


     North American Funds Variable Product Series II (formerly known as American General Series Portfolio Company 3) (the "Series Company") was organized as a Delaware business trust on May 6, 1998, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, American General Advisers serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, American General Advisers has engaged investment sub-advisers to provide investment sub-advisory services for each Fund other than the Socially Responsible Fund, the Money Market Fund, the Conservative Growth

Lifestyle Fund, the Moderate Growth Lifestyle
Fund and the Aggressive Growth Lifestyle Fund, subject to American General Advisers' control, direction and supervision. The Series Company consists of fifteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.



     The Series Company issues shares of interest of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity or variable life contracts (the "Contracts"). Currently the Series Company acts as an investment vehicle for assets of VALIC's Separate Account, a unit investment trust registered as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.



                       PERFORMANCE AND YIELD INFORMATION


AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for periods of 1, 5, and 10 years, or since inception of a mutual fund, discretionary account or composite, are calculated according to the following formula:

                                P (1+T)(n) = ERV

     Where:

                 P     = A hypothetical initial Purchase Payment of $1,000.
                 T     = Average annual total return.
                 n     = Number of years.
                 ERV =   Ending redeemable value of a hypothetical $1,000 Purchase
                         Payment made at the beginning of the first period.

     Average Annual Total Return reflects the deduction of mutual fund, discretionary account or composite expenses and assumes that all dividends and distributions are reinvested when paid.


SEVEN DAY YIELDS



     The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:


                          Seven Day Effective Yield =
                      [(Base Period Return + 1)(365/7)-1]

30 DAY CURRENT YIELD


     The High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:


               2[(1 +
             NII)(6)-1]
  Yield =  ---------------
               S X NAV

     Where:

      NII  =    Net investment income (interest
                income, plus dividend income,
                plus other income, less fund
                expenses.

      S    =    Average daily shares
                outstanding.

      NAV  =    Net asset value per share on the
                last day of the period.

                          ANNUAL AVERAGE TOTAL RETURN


                             AS OF AUGUST 31, 2000



                                                              AS OF AUGUST 31, 2000
                                                              ----------------------
                                                                            SINCE
                                                                          INCEPTION
FUND NAME                                                     ONE YEAR    (9/21/98)
---------                                                     ---------   ----------
Aggressive Growth Lifestyle Fund............................   29.91%       29.12%
Conservative Growth Lifestyle Fund..........................   19.33%       18.24%
Core Bond Fund..............................................    5.31%        2.61%
High Yield Bond Fund........................................    6.01%        5.88%
Moderate Growth Lifestyle Fund..............................   23.29%       22.58%
Money Market Fund...........................................    5.67%        5.33%
Socially Responsible Fund...................................   14.77%       21.85%
Strategic Bond Fund.........................................    8.43%        6.43%
Large Cap Growth Fund.......................................   30.68%       35.57%
International Growth Fund...................................   37.31%       28.86%
MidCap Growth Fund..........................................   46.25%       31.53%
Small Cap Growth Fund.......................................   68.91%       54.86%
MidCap Value Fund...........................................   29.31%       33.57%
Small Cap Value Fund........................................   17.53%       10.68%
Large Cap Value Fund........................................    7.35%       14.56%



     Because you invest in a Fund through an annuity contract, you should be aware the performance presented does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about separate account performance is available in the applicable contract prospectus.



DISTRIBUTION RATE CALCULATION



     The Funds may advertise a non-standardized distribution rate. The distribution rate may be calculated as frequently as daily, based on the latest normal dividend paid. The latest dividend is annualized by multiplying the dividend by a factor based on the dividend frequency (12 for monthly or 4 for quarterly). The result is then divided by the higher of the current net asset value or the maximum offering price. For example, a bond fund may pay a monthly dividend of 0.04536. This is multiplied by 12 since it is a monthly dividend. The result, 0.54432, is divided by the offering price of $9.89. That equals a distribution rate of 5.50%.



     The distribution rate measures the level of the ordinary income, including short-term capital gains, that is actually paid out to investors. This is different from fund yield, which is a measure of the income earned by a fund's investments, but which may not be directly paid out to investors. Total return measures the income earned, as does the yield, but also measures the effect of any realized or unrealized appreciation or depreciation of the fund's investments.

                            INVESTMENT RESTRICTIONS

     The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions, which may be changed by the Series Company's Board of Trustees without shareholder approval.

     Calculation of each Fund's total assets for compliance with any of the following fundamental or non-fundamental investment restrictions or any other investment restrictions set forth in the Series Company's Prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

     The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times.


AGGRESSIVE GROWTH LIFESTYLE FUND; MODERATE GROWTH LIFESTYLE FUND; AND CONSERVATIVE GROWTH LIFESTYLE FUND INVESTMENT RESTRICTIONS



     As a matter of fundamental policy, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:


 (1) Issue senior securities.

 (2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Underwrite the securities of other issuers.

 (4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

 (5) Purchase or sell commodities or commodity contracts.

 (6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

 (7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.


     As a matter of non-fundamental policy, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:


 (1) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

 (2) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

 (3) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or trustees of the Series Company individually own or would own, directly or beneficially, more than of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

 (4) Invest in companies for the purpose of exercising control of management.


HIGH YIELD BOND FUND; STRATEGIC BOND FUND; AND CORE BOND FUND INVESTMENT RESTRICTIONS



     As a matter of fundamental policy, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may not:


 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

 (3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

 (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.


     As a matter of non-fundamental policy, High Yield Fund, the Strategic Bond Fund and the Core Bond Fund may not:



 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.


INTERNATIONAL GROWTH FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the International Growth Fund may not:

 (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Invest more than 20% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

 (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the Securities and Exchange Commission ("SEC").

 (5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (6) Invest in physical commodities or contracts on physical commodities.

 (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

 (8) Underwrite the securities of other issuers.

 (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     As a matter of non-fundamental policy, the International Growth Fund may not:

 (1) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

 (2) Invest in futures and/or options on futures.

 (3) Purchase on margin or sell short.


 (4) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (5) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


LARGE CAP GROWTH FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Large Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

 (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

 (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

 (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Issue senior securities to the extent such issuance would violate applicable law.

     As a matter of non-fundamental policy, the Large Cap Growth Fund may not:

 (1) Invest in companies for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.


 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (3) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

 (4) Make short sales of securities, except short sales against the box.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


LARGE CAP VALUE FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Large Cap Value Fund may not:

 (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (2) Borrow money, except to enter into reverse repurchase agreements and employ similar investment techniques and pledge its assets in connection therewith, and as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

 (3) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

 (5) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (6) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

 (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

 (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     As a matter of non-fundamental policy, the Large Cap Value Fund may not:

 (1) Purchase from or sell portfolio securities to its officers or trustees or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.


 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (3) Make investments for the purpose of gaining control of an issuer's management.

 (4) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above under fundamental policies.

 (5) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

 (6) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

 (7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


MIDCAP GROWTH FUND INVESTMENT RESTRICTIONS



     As a matter of fundamental policy, the MidCap Growth Fund may not:



 (1) With respect to 75% of the Fund's total assets, or as allowed by federal law, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


 (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

 (4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

 (5) Make loans of money, except that the Fund may invest in repurchase agreements.

 (6) Issue senior securities as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (9) The Fund may borrow money, pledge assets, and enter into reserve repurchase agreements, or employ similar investment techniques, as permitted by applicable law, provided the borrowing does not exceed 33 1/3% of the Fund's total assets.



     As a matter of non-fundamental policy, the MidCap Growth Fund may not:



 (1) Invest for the purpose of exercising control or management of another issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act.



 (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).



 (3) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)



 (4) Participate on a joint or joint and several basis in any trading account in securities.



 (5) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.



 (6) Invest in restricted securities.



 (7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



MIDCAP VALUE FUND INVESTMENT RESTRICTIONS



     As a matter of fundamental policy, the MidCap Value Fund may not:


 (1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and
     (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

 (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

 (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

 (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

 (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

 (7) Issue senior securities, except as permitted under the 1940 Act.

 (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


     As a matter of non-fundamental policy, the MidCap Value Fund may not:


 (1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

 (2) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

 (3) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").


 (4) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.

 (5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


MONEY MARKET FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Money Market Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (7) Purchase or sell commodity contracts.

 (8) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Money Market Fund may not:


 (1) Invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Purchase any security which matures more than 13 months from the date of purchase.

 (5) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.


SMALL CAP GROWTH FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Small Cap Growth Fund may not:

 (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

 (4) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

 (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

     As a matter of non-fundamental policy, the Small Cap Growth Fund may not:

 (1) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.


 (2) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


SMALL CAP VALUE FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Small Cap Value Fund may not:

 (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

 (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

 (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 33 1/3% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

 (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

 (5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

 (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

 (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

     As a matter of non-fundamental policy, the Small Cap Value Fund may not:


 (1) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


SOCIALLY RESPONSIBLE FUND INVESTMENT RESTRICTIONS


     As a matter of fundamental policy, the Socially Responsible Fund may not:

 (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

 (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

 (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

 (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

 (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

 (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

 (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

 (8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

 (9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     As a matter of non-fundamental policy, the Socially Responsible Fund may not:


 (1) Invest more than 10% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and American General Advisers or the Sub-Adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and American General Advisers or the Sub-adviser, in accordance with guidelines adopted by the Series Company's Board of Trustees, has determined that the commercial paper is of equivalent quality and is liquid.


 (2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time,
     (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

 (4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

                              INVESTMENT PRACTICES

     This discussion of investment practices supplements that in the Prospectus. The Lifestyle Funds may not be specifically discussed below, since each Lifestyle Fund actually invests in other American General Funds mentioned in the Prospectus.

REPURCHASE AGREEMENTS


     Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite Nationally Recognized Statistical Rating Organization ("NRSRO") (except for the International Growth Fund, the Strategic Bond Fund and the High Yield Bond Fund which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This result is a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.


     The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. Repurchase agreements that do not mature in seven days are considered illiquid.

LENDING PORTFOLIO SECURITIES


     For purposes of realizing additional income, each Fund, except the Lifestyle Funds, may make secured loans of its portfolio securities as reflected in the fundamental investment restrictions. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. American General Advisers will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.



     Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the Custodian, as monitored by American General Advisers, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.


BORROWING

     Each Fund may borrow money, subject to the Fund's investment restrictions. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

DOLLAR ROLLS

     In a "dollar roll" transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association

("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 1.0% of the initial amount delivered.


     A Fund's obligations under a dollar roll agreement may be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.


CONVERTIBLE SECURITIES

     All of the Funds except for the Money Market Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

     To the extent that convertible securities are intended by a Fund to be equity securities, the following equity quality criteria typically are considered: industry prospects (growth rate, competitive pressures, supply/demand characteristics), market valuations (including price-to-book ratios, price-earnings ratios and return on equity), company profile (suppliers, competitors, end-users and customers), discretionary cash flow and quality of management. To the extent that convertible securities are intended by a Fund to be fixed income securities, the quality criteria typically applied by the Fund to investments in fixed income securities (i.e., Moody's and S&P ratings) are applied.


AMERICAN DEPOSITARY RECEIPTS ("ADRS")



     ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.


FOREIGN SECURITIES

     A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.


     Included within the definition of foreign securities are the following depositary receipts: European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Depositary receipts that are denominated in U.S. dollars are not considered foreign securities in determining compliance with the MidCap Value Fund's investment restrictions.



     EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, the Core Bond Fund, High Yield Bond Fund, International Growth Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund Socially Responsible Fund and the Strategic Bond Fund may invest in other types of depositary securities such as international depositary receipts, global depositary shares, European depositary shares and international depositary shares.


     A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

     Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

SOVEREIGN DEBT OBLIGATIONS

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

PERFORMANCE INDEXED PAPER

     Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

BANK OBLIGATIONS


     Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% or 15% (depending on a Fund's illiquid asset limitations) of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.


     The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Funds limit investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of American General Advisers or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Core Bond Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

INTERNATIONAL BONDS


     The Core Bond Fund, High Yield Fund, Large Cap Growth Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and the Strategic Bond Fund may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Euro Bonds"). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund's investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.


EMERGING MARKETS


     All of the Funds except for Large Cap Growth Fund, Large Cap Value Fund, MidCap Growth Fund and the Money Market Fund may invest in companies located in emerging market countries. The investments may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additionally, investments in emerging countries may also be adversely impacted due to the implementation of certain capital control measures which could limit the a Fund's ability to access U.S. dollars, repatriate earned interest and/or principal, and sell selected securities.



     Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internation-ally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

BRADY BONDS


     High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan agreed to by the debtor nation and its creditors. Brady Plan debt restructurings have been implemented in a number of countries.


     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds, but are not backed by the U.S. Government. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.


     A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when American General Advisers or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

STANDARD AND POOR'S DEPOSITARY RECEIPTS

     The Large Cap Growth Fund may, consistent with its objectives, purchase Standard & Poor's Depositary Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Large Cap Growth Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

WHEN-ISSUED SECURITIES


     Securities may be purchased on a when-issued, delayed delivery or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. American General Advisers does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.


FIXED INCOME SECURITIES


     Fixed income securities are considered high quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High quality fixed income securities are considered to have a very strong capacity to pay principal and interest. Fixed income securities are considered investment grade if they are rated, for example, at least Baa3 by Moody's or BBB- by S&P or their equivalents by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed income securities are regarded as having an adequate capacity to pay principal and interest. Lower rated securities, for example, Ba by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.


     The maturity of fixed income securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed income securities, while an increase in interest rates generally reduces their value.

LOWER RATED FIXED INCOME SECURITIES

     Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

     Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

     A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.


     Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, American General Advisers or the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. American General Advisers and the Sub-Advisers will not necessarily dispose of a portfolio security when its ratings have been changed.


ZERO COUPON FIXED INCOME SECURITIES


     Large Cap Value Fund, MidCap Value Fund, High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund may invest in zero coupon fixed income securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.


     Zero coupon fixed income securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon fixed income securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon fixed income securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon fixed income securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     Custodial receipts issued in connection with zero coupon fixed income securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

INFLATION-INDEXED BONDS


     Core Bond Fund, High Yield Bond Fund and Strategic Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In the period of deflation payments may decrease to zero, but in any event will not be less than zero. Inflation-indexed bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five, ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. See "Taxation" for information about the possible tax consequences of investing in inflation-indexed bonds.

HYBRID INSTRUMENTS

     A hybrid instrument can combine the characteristics of equity and fixed income securities, futures, and options. For example, a hybrid instrument may combine the characteristics of preferred stock and fixed income securities in the form of quarterly income preferred stock or trust-originated preferred stock. In other hybrid securities, the principal amount or interest rate may be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

CATASTROPHE BONDS


     High Yield Bond Fund, Strategic Bond Fund, and Core Bond Fund may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.


     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

     Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage

REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

     Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

SWAP AGREEMENTS

     These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.


     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by American General Advisers or a Sub-adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on American General Advisers or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.


     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public. When a Fund is invested in this manner, it may not be able to achieve its investment objective.


STRUCTURED NOTES


     Structured notes are derivative fixed income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, American General Advisers or a Sub-Adviser will analyze these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.


EURODOLLAR OBLIGATIONS


     All of the Funds except for International Growth Fund, Large Cap Growth Fund, Large Cap Value Fund and MidCap Growth Fund may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

     Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

     Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

     Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

     The Core Bond Fund, High Yield Bond Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and Strategic Bond Fund may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

MORTGAGE PASS-THROUGH SECURITIES

     Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.


     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, American General Advisers or a Sub-adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in American General Adviser's or the Sub-adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the MidCap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the International Value Fund, the Strategic Bond Fund and the Core Bond Fund.)


     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the Veterans' Administration. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured in multiple classes, each bearing a different stated maturity, coupon, and prepayment preference. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     As an example of a CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

OTHER MORTGAGE-RELATED SECURITIES

     Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO RESIDUALS

     CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.


     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.


STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")

     SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

     Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

     Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

VARIABLE RATE DEMAND NOTES

     Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     Money Market Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

LOAN PARTICIPATIONS


     Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. American General Advisers and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. American General Advisers and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.


ADJUSTABLE RATE SECURITIES

     Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.


     All of the Funds except for International Growth Fund, Large Cap Growth Fund, Large Cap Value Fund and Money Market Fund may invest in inverse floaters, which are derivative fixed income securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. government or by private issuers including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters generally have greater volatility than other types of mortgage securities in which a Fund may invest. Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.


     Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Such securities have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term debt obligations increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market value of fixed-rate securities.

ILLIQUID SECURITIES


     Pursuant to their investment restrictions, the Funds will not invest their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed the percentage of the value of a Fund's net assets as shown in the non-fundamental investment restrictions.


RULE 144A SECURITIES


     Privately placed securities are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction concerning illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than allowed in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund other than the Lifestyle Funds and MidCap Growth, may invest in Rule 144A securities that have been determined to be liquid by Board approved guidelines as shown below:



FUND NAME:                         LIMITATION:
----------                         -----------
Core Bond Fund...................   up to 30%
High Yield Bond Fund.............   up to 30%
Money Market Fund................   up to 20%
Socially Responsible Fund........   up to 20%
Strategic Bond Fund..............   up to 50%
Large Cap Growth Fund............   up to 25%
International Growth Fund........   up to 25%
Small Cap Growth Fund............   up to 30%
MidCap Value Fund................   up to 25%
Small Cap Value Fund.............   up to 10%
Large Cap Value Fund.............   up to 15%


OPTIONS ON SECURITIES AND SECURITIES INDICES


     Each Fund, other than Large Cap Growth Fund, MidCap Growth Fund, International Growth Fund, Lifestyle Funds and Money Market Fund, may write covered call and put options on securities and securities indices. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.


     To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.


     All the Funds except for International Growth Fund, MidCap Growth Fund and Money Market Fund may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.


     Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

     Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

     Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.


     All the Funds except for International Growth Fund, MidCap Growth Fund and Money Market Fund may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. These Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

     The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

     Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only Large Cap Value Fund, Small Cap Growth Fund, High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS


     All of the Funds except International Growth Fund, MidCap Growth Fund, Large Cap Growth Fund and Money Market Fund may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The MidCap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.



     All of the Funds except International Growth Fund, MidCap Growth Fund, Large Cap Growth Fund and Money Market Fund may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.


     Each Fund, other than International Growth Fund, Large Cap Growth Fund, MidCap Growth Fund and Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the MidCap Value Fund may purchase exchange traded call options only.


     A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

     A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Unlisted options may be used by Large Cap Value Fund, Small Cap Growth Fund, High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of American General Advisers or the Sub-Advisers regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.


FINANCIAL FUTURES CONTRACTS


     Each Fund, except MidCap Growth Fund, International Growth Fund, MidCap Value Fund, Lifestyle Funds and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.


     Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

     An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the S&P MidCap 400, the Nikkei 225, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

     A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

     Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

     Unlisted financial futures contracts, which may be purchased or sold only by Large Cap Value Fund, High Yield Bond Fund, Strategic Bond Fund and the Core Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.


     When financial futures contracts are entered into by a Fund or Subadvisor, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the Custodian or a Subadvisor or other broker-dealer in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short
(sale) positions in the financial futures contract, a process known as "marking to market."


     Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss. A Fund may not adhere to its internal operating policy in circumstances where the Fund is required to invest a large cash infusion.

OPTIONS ON FINANCIAL FUTURES CONTRACTS


     For bona fide hedging purposes, each Fund, except MidCap Growth Fund, International Growth Fund, the MidCap Value Fund, Lifestyle Funds and Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.


     Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the rela-tive costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

     The use of options and financial futures contracts may entail some risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

     To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

     The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

     Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

     There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

     Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a

Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

     In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.


     The success of a Fund in using hedging techniques depends, among other things, on American General Advisers', or the Sub-adviser's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on American General Advisers' or the Sub-adviser's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, American General Advisers, or the Sub-adviser will use financial futures contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.


LIMITATIONS

     No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Socially Responsible Fund. Collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of the investment restrictions concerning borrowing money, mortgaging, or hypothecating assets of any Fund.

     Each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

SHORT SALES AND SHORT SALES AGAINST THE BOX


     The Socially Responsible Fund may enter in short sales in connection with options and futures contracts only. MidCap Value Fund may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. The Large Cap Growth Fund and MidCap Growth Fund may only engage in short sales against the box, which involves selling a security the Fund holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).


MONEY MARKET SECURITIES OF FOREIGN ISSUERS

     Foreign money market instruments utilized by certain of the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER


     American General Advisers, a division of VALIC, serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with each Fund dated August 26, 1998, that was approved by the Board of Trustees on August 26, 1998. Under the Investment Advisory Agreement, each Fund pays American General Advisers an annual fee, payable monthly, based on its average daily net asset value.



     Pursuant to the Investment Advisory Agreement, the Series Company retains American General Advisers to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, American General Advisers obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, American General Advisers provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by American General Advisers under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.



     The Investment Advisory Agreement requires that American General Advisers's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by American General Advisers or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreement requires American General Advisers to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

     For the past two fiscal years ended August 31, the Series Company paid the following advisory fees to American General Advisers for each Fund:



FUND NAME                     2000      1999
---------                   --------   -------
Aggressive Growth
  Lifestyle Fund..........  $ 10,862   $ 6,654
Conservative Growth
  Lifestyle Fund..........     9,495     6,345
Core Bond Fund............    26,117    25,633
High Yield Bond Fund......    38,715    37,138
Moderate Growth Lifestyle
  Fund....................    12,732     7,522
Money Market Fund.........    32,252    17,307
Socially Responsible
  Fund....................    30,422    19,258
Strategic Bond Fund.......    33,027    31,455
Large Cap Growth Fund.....   148,935    60,346
International Growth
  Fund....................    85,379    51,153
MidCap Growth Fund........    59,188    43,155
Small Cap Growth Fund.....   190,268    66,613
MidCap Value Fund.........    88,406    54,453
Small Cap Value Fund......    47,613    43,369
Large Cap Value Fund......    45,559    33,827



     The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by
(a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by American General Advisers, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that American General Advisers shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of American General Advisers.



CODE OF ETHICS



     The Series Company and American General Advisers have adopted an Investment Company Code of Ethics in compliance with the 1940 Act and the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). This Code of Ethics is designed to detect and prevent violations of the Advisers Act and the 1940 Act through established procedures and restrictions concerning certain employee personal investment trading activities.

                            INVESTMENT SUB-ADVISERS

     Subject to the control, supervision and direction of American General Advisers, sub-advisory services are provided as follows:


FUND NAME:                 SUB-ADVISER NAME:
----------                 -----------------
Core Bond Fund             American General

High Yield Bond Fund       Investment Management,

Strategic Bond Fund        L.P. ("AGIM")

Large Cap Growth Fund      Goldman Sachs Asset
                           Management ("GSAM")

International Growth Fund  Thompson, Siegel &
                           Walmsley, Inc. ("TS&W")

MidCap Growth Fund         INVESCO Funds Group,
                           Inc. ("INVESCO")

Small Cap Growth Fund      J.P. Morgan Investment
                           Management, Inc. ("J.P.
                           Morgan")

MidCap Value Fund          Neuberger Berman
                           Management Inc. ("NB
                           Management")

Small Cap Value Fund       Fiduciary Management
                           Associates, Inc. ("FMA")
                           (a portion only)

Large Cap Value Fund       State Street Bank and
                           Trust Company/State
                           Street Global Advisors
                           ("State Street Global
                           Advisors")

     In selecting Sub-advisers, the Series Company's Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.

     The Series Company relies upon an exemptive order from the SEC which permits American General Advisers, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the 'independent' Directors, must approve each new sub-advisory agreement. This allows American General Advisers to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. American General Advisers is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.


     Pursuant to the Investment Sub-advisory Agreements and subject to American General Advisers' control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and American General Advisers.

     The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.

     American General Advisers shall pay the following fees to the investment Sub-Advisers for services rendered for the past two fiscal years ending August 31:



NAME OF FUND & SUB-ADVISER    2000       1999
--------------------------  ---------   -------
Core Bond Fund...........   $  13,058   $12,817
  AGIM
High Yield Bond..........      24,888    23,874
  AGIM
Strategic Bond Fund......      19,265    18,349
  AGIM
International Growth
  Fund...................    61,662(1)   36,946
  TS&W
MidCap Growth Fund.......    36,425(2)   26,557
  INVESCO
Small Cap Growth Fund....     134,307    47,021
  J.P. Morgan
Small Cap Value Fund.....      15,237    15,109
  FMA
Large Cap Growth Fund....      81,237    32,916
  GSAM
MidCap Value Fund........      58,937    36,302
  NB Management
Large Cap Value..........      50,000    50,000
  State Street Global
     Advisors


---------------


(1)The sub-adviser for International Growth Fund was Jacobs Asset Management until July 24, 2000. The number above reflects fees paid to both Jacobs Asset Management and TS&W.



(2)The sub-adviser for MidCap Growth Fund was Brown Capital Management for the time period shown above and all fees were paid to Brown Capital Management.



     The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.



     Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by American General Advisers, the relevant Sub-adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.



     The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to American General Advisers, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.



                               SERVICE AGREEMENTS



     The Series Company has service agreements with VALIC to provide certain accounting and administrative services to the Funds and to provide transfer agent services. Transfer agent services also include shareholder servicing and dividend disbursements.



     Pursuant to the Accounting Services Agreement, the Series Company will pay to VALIC an annual fee of 0.03% based on average daily net assets, except for the Lifestyle Funds. The Transfer Agent Agreement states that all transfer agent services will be provided to the Series Company at cost. The Series Company has entered into an Administrative Service Agreement ("Service Agreement") with VALIC for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays VALIC monthly, a fee equal to 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds, on an annual basis. Under the Service Agreement, VALIC provides recordkeeping services, including the establishment and maintenance of plan and participant accounts and records; participant services, including the provision of customer service representatives to respond to participant inquiries and process telephone transactions; and plan services, including the production of plan documentation and summary plan descriptions.

     For the fiscal periods ended August 31, 2000 and 1999 respectively, the Funds paid VALIC the following accounting fees:



FUND NAME                      2000     1999
---------                     ------   ------
Core Bond Fund..............  $1,567   $1,538
High Yield Bond Fund........   1,659    1,592
Money Market Fund...........   3,870    2,077
Socially Responsible Fund...   3,651    2,311
Strategic Bond Fund.........   1,651    1,573
Large Cap Growth Fund.......   8,124    3,292
International Growth Fund...   2,846    1,705
MidCap Growth Fund..........   2,732    1,992
Small Cap Growth Fund.......   6,715    2,351
MidCap Value Fund...........   3,536    2,178
Small Cap Value Fund........   1,905    1,735
Large Cap Value Fund........   2,734    2,030



     For the fiscal periods ended August 31, 2000 and 1999 respectively, the Funds paid VALIC the following administrative service fees:



FUND NAME                    2000      1999
---------                   -------   -------
Core Bond Fund............  $13,058   $12,817
High Yield Bond Fund......   13,827    13,263
Money Market Fund.........   32,252    17,307
Socially Responsible
  Fund....................   30,422    19,258
Strategic Bond Fund.......   13,760    13,107
Large Cap Growth Fund.....   67,699    27,430
International Growth
  Fund....................   23,716    14,210
MidCap Growth Fund........   22,766    16,598
Small Cap Growth Fund.....   55,961    19,592
MidCap Value Fund.........   29,469    18,151
Small Cap Value Fund......   15,871    14,456
Large Cap Value Fund......   22,779    16,913


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     As investment adviser to the Series Company, American General Advisers has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "About the Series Company's Management."



     Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, and the MidCap Growth Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Value Fund, the MidCap Value Fund, and the Socially Responsible Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, the MidCap Growth Fund, the Small Cap Value Fund, and the Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.


     When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.


     In purchasing and selling each Fund's portfolio securities, it is the policy of American General Advisers and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or com-modities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.

     The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.
     The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

     The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

     The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

     The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.


     The following table lists brokerage commissions paid by each Fund on portfolio transactions for the fiscal periods ended August 31, 2000 and August 31, 1999. Unless otherwise noted, the Funds paid no brokerage commissions to brokers for research services provided to the Advisers or to VALIC.



NAME OF FUND                 2000      1999
------------                -------   -------
Socially Responsible
  Fund....................  $ 5,478   $ 6,662
Large Cap Growth Fund.....   17,709    16,780
International Growth
  Fund....................   51,574    42,589
MidCap Growth Fund(1).....    7,768    10,081
Small Cap Growth Fund.....   16,414    12,012
MidCap Value Fund.........   55,989    45,395
Small Cap Value Fund(2)...   19,067    23,628
Large Cap Value Fund......   29,845    11,843


---------------


(1)For the fiscal year ended August 31, 2000, the MidCap Growth Fund paid $795 in brokerage commissions on transactions totaling $357,803 to brokers selected on the basis of the quality of execution, together with research services provided to the Advisers.



(2)For the fiscal year ended August 31, 2000, the Small Cap Value Fund paid $6,614 in brokerage commissions on transactions totaling $2,810,156 to brokers selected on the basis of the quality of execution, together with research services provided to the Advisers.


     Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of

Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.


     For the fiscal year ended August 31, 2000, the Series Company did not pay brokerage commissions to any of the Funds' affiliated brokers.


                       DISTRIBUTION AND SERVICE AGREEMENT

     Pursuant to a Distribution and Service Agreement, the Distributor acts without remuneration as the Series Company's agent in the distribution of Fund Shares to registered and unregistered separate accounts of VALIC and its affiliates. The Distributor's address is the same as that of VALIC.

     The Distribution and Service Agreement between the Distributor and the Series Company provides that it shall continue in force from year to year, after the initial two year term, provided that such continuance is approved at least annually (a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not 'interested persons' (as defined in the 1940 Act) of the Series Company by votes cast in person at a meeting called for such purpose. The distribution and service agreement may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The distribution and service agreement also automatically terminates in the event of an assignment.

     Pursuant to the Distribution and Service Agreement the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses the Distributor for these expenses. Thus all such expenses incurred by the Distributor are passed directly on to VALIC, its parent. The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

     As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Series Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the SEC has so permitted by order for the protection of the Series Company's shareholders.

                        DETERMINATION OF NET ASSET VALUE

     Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

     Publicly-traded corporate bonds are valued at prices obtained from Merrill Lynch Pierce Fenner & Smith and Interactive Data Corporation.

     Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

     Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

     Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

     Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

     Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

     Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

     All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quota-tions deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                          ACCOUNTING AND TAX TREATMENT

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

     Each Fund of the Series Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (ii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Series Company is treated as a separate entity for federal income tax purposes.

     The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Series Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Series Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Series Company is otherwise satisfied that those gains are qualifying income.

     If a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as a ordinary corporation on its taxable income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge of 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated in order to qualify as a regulated investment company in a subsequent year).

SECTION 817(h) OF THE CODE

     Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

     The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

     The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Series Company may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.

     In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Series Company may find it necessary to take action to ensure that a Contract funded by the Series Company continues to qualify as such under federal tax laws. The Series Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the SEC, to the extent legally required.

     It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Series Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

     Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS


     The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 15 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.


     Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The way participants vote their units depends on their contract. See the contract prospectus for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

     VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

     Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above; and (c) to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

     The Series Company will assist in shareholder communications.

     VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.


     As of August 31, 2000, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares of all Funds.


CUSTODY OF ASSETS

     Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

     The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

     The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

     This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of the Custodian until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause the Custodian to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

                                  BOND RATINGS



MOODY'S BOND RATINGS



     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.



     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.



     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



     B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.



     Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



     Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



     C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



     Con. (...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



STANDARD & POOR'S RATINGS



     AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



     AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



     A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



     BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



     BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



     B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



     CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



     CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.



     C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.



     D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Plus (+) or minus(-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



INDEPENDENT AUDITORS



     Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serves as independent auditors of the Series Company.



                        MANAGEMENT OF THE SERIES COMPANY



     The Board of Trustees manages the business activities of the Series Company in accordance with Delaware law. The Board elects officers who are responsible for the day-to-day operations of the Series Company and who execute policies formulated by the Board. The names and ages of the Trustees and officers of the Series Company, their addresses, present positions and principal occupations during the past five years are set forth below. Each person is a Director or Trustee of North American Funds Variable Product Series I ("NAFVPS I") and North American Funds Variable Product Series II ("NAFVPS II"), each an open-end investment company for which VALIC serves as the investment adviser.



                                           POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                    DURING PAST 5 YEARS
         ----------------                   ---------------                    -------------------
Alice T. Kane.....................  President and Trustee since      Executive Vice President, American
390 Park Avenue                       1999                           General Investment Management, L.P.
New York, New York                                                   (1998-Present). Formerly Executive Vice
Date of Birth: 01/16/48                                              President, New York Life Insurance
                                                                     Company (1994-1998). President of other
                                                                     investment companies advised by VALIC.

                                           POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                    DURING PAST 5 YEARS
         ----------------                   ---------------                    -------------------
Kent E. Barrett...................  Executive Vice President and     Executive Vice President and Chief
2929 Allen Parkway                    Trustee since 1999             Financial Officer, VALIC and AGAIC
Houston, Texas 77019                                                 (1999-Present), Executive Vice President
Date of Birth: 09/20/56                                              and Chief Financial Officer, American
                                                                     General Life & Accident Insurance
                                                                     Company ("AGLA") (1998-1999), Senior
                                                                     Vice President -- Finance and Trea-
                                                                     surer, AGLA (1997-1998), Senior Vice
                                                                     President-Controller and Treasurer, AGLA
                                                                     (1994-1997).
Dr. Judith L. Craven..............  Trustee since 1998               Retired Administrator. Formerly,
3212 Ewing Street                                                    President, United Way of Texas Gulf
Houston, Texas 77004                                                 Coast (1992-1998). Director, Houston
Date of Birth: 10/06/45                                              Branch, Federal Reserve Bank of Dallas
                                                                     (1992-Present), Compaq Computer
                                                                     Corporation (1998-Present), Luby's Inc.
                                                                     (1998-Present), A.H. Belo Corporation
                                                                     (journalism, TV and radio),
                                                                     (1993-Present), and Sysco Corporation,
                                                                     (marketing and distribution of food),
                                                                     (1996-Present). Formerly, Director,
                                                                     Sisters of Charity of Incarnate Word
                                                                     (1996-1999).(3)
Dr. Timothy J. Ebner..............  Trustee since 1998               Professor and Head, Department of Neuro-
17994 NW Union Blvd.                                                 science and Visscher Chair of Physiology
Elk River, Minnesota 55330                                           (1998-Present), Professor, Departments
Date of Birth: 07/15/49                                              of Neurosurgery and Physiology,
                                                                     Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota
                                                                     (1991-1999). Formerly, Consultant to
                                                                     EMPI Inc., (manufacturing of medical
                                                                     products) (1994-1995) and Medtronic Inc.
                                                                     (manufacturer of medical products)
                                                                     (1997-1998).(3)
Judge Gustavo E. Gonzales, Jr.....  Trustee since 1998               Municipal Court Judge, Dallas, Texas
3731 Gilbert Ave. A                                                  (1995- Present); Director, Downtown
Dallas, Texas 75219                                                  Dallas YMCA Board (1996-Present);
Date of Birth: 07/27/40                                              Director, Dallas Easter Seals Society
                                                                     (1997-Present). Formerly, private
                                                                     attorney (litigation) (1980-1995).(3)
Dr. Norman Hackerman..............  Trustee since 1998               Chairman -- Scientific Advisory Board
2001 Pecos Street                                                    for The Robert A. Welch Foundation
Austin, Texas 78703                                                  (1983-Present), Director, Electrosource,
Date of Birth: 03/02/12                                              Inc., (develops, manufactures and
                                                                     markets energy storage products),
                                                                     President Emeritus, Rice University,
                                                                     Houston, Texas. Formerly, President,
                                                                     Rice University, Houston, Texas
                                                                     (1970-1985), Professor Emeritus,
                                                                     University of Texas, Austin, Texas
                                                                     (1970-1985).(1)(2)(3)
Dr. John Wm. Lancaster............  Trustee since 1998               Pastor Emeritus and Director of Planned
4624 Braeburn                                                        Giving, First Presbyterian Church,
Bellaire, Texas 77401                                                Houston, Texas (1996-Present). Formerly,
Date of Birth: 12/15/23                                              Pastor, First Presbyterian Church,
                                                                     Houston, Texas (1961-1990).(3)
Ben H. Love.......................  Trustee since 1998               Retired. Formerly, Director,
4407 Eaton Circle                                                    Mid-American (waste products)
Colleyville, Texas 76034                                             (1993-1997) and Chief Executive, Boy
Date of Birth: 09/26/30                                              Scouts of America. (1985-1993).(3)

                                           POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
         NAME AND ADDRESS                   WITH REGISTRANT                    DURING PAST 5 YEARS
         ----------------                   ---------------                    -------------------
Dr. John E. Maupin, Jr............  Trustee since 1998               President, Meharry Medical College,
Meharry Medical College                                              Nashville, Tennessee (1994-Present),
1005 D.B. Todd Blvd.                                                 Nashville Advisory Board Member, First
Nashville, Tennessee 37208                                           American National Bank (1996-Present),
Date of Birth: 10/28/46                                              Director, Monarch Dental Corporation
                                                                     (1997-Present), LifePoint Hospitals,
                                                                     Inc. (1998-Present). Formerly, Executive
                                                                     Vice President, Morehouse School of
                                                                     Medicine, Atlanta, Georgia
                                                                     (1989-1994).(3)
Dr. F. Robert Paulsen.............  Trustee since 1998               Dean and Professor Emeritus, University
2801 N. Indian Ruins                                                 of Arizona, Tucson, Arizona. Formerly,
Tucson, Arizona 85715                                                Dean and Professor, University of
Date of Birth: 07/05/22                                              Connecticut, Storrs, Connecticut and
                                                                     Carnegie Fellow, University of Michigan,
                                                                     Ann Arbor, Michigan.(1)(2)(3)


------------


 * Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, Trustees or consultants of the Series Company, VALIC or American General Corporation.



(1)Retired Managing General Partner of Van Kampen American Capital Exchange
   Fund.



(2)Retired Trustee of Van Kampen American Capital Bond Fund, Inc., Van Kampen American Capital Income Trust, Van Kampen American Capital Convertible Securities Fund, Inc. and the Common Sense Trust.



(3)Prior to January 1, 2000, Trustees who are not interested persons of the Series Company received an annual retainer of $5,000. In addition, such Trustees are paid per board meeting, committee meeting, telephone meeting and committee chair, a fee of $500, $250, $250 and $500, respectively, plus expenses incurred, if any. As of January 1, 2000, the annual retainer increased to $6,200 and the fee paid per board meeting increased to $1,000.



     Listed below are the Series Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019 unless otherwise noted. Each officer serves until his or her successor is elected and shall qualify.



                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Alice T. Kane.....................  President and Trustee since      Executive Vice President, American
390 Park Avenue                       1999                           General Investment Management, L.P.
New York, New York                                                   (1998- Present). Formerly Executive
Date of Birth: 01/16/48                                              Vice President, New York Life
                                                                     Insurance Company (1994-1998).
                                                                     President of other investment
                                                                     companies advised by VALIC.
Kent E. Barrett...................  Executive Vice President and     Executive Vice President and Chief
Date of Birth: 09/20/56               Trustee since 1999             Financial Officer, VALIC and AGAIC
                                                                     (1999-Present), Executive Vice
                                                                     President and Chief Financial
                                                                     Officer, American General Life &
                                                                     Accident Insurance Company ("AGLA")
                                                                     (1998-1999), Senior Vice
                                                                     President -- Finance and Treasurer,
                                                                     AGLA (1997-1998), Senior Vice
                                                                     President-Controller and Treasurer,
                                                                     AGLA (1994-1997).
Chris Bauman......................  Assistant Controller since 2000  Associate Director -- Variable
Date of Birth: 02/06/64                                              Product Accounting AGA/AGIM
                                                                     (2000-Present). Manager, Variable
                                                                     Accounting and Reporting, AGAIC
                                                                     (1998-2000). Accountant, AGAIC
                                                                     1996-2000).
Charles H. Clines.................  Vice President and Tax Officer   Vice President and Tax Officer,
Date of Birth: 11/24/61               since 2000                     Corporate Tax Department, American
                                                                     General Corporation (2000-Present).
                                                                     Formerly, Partner -- Financial
                                                                     Services Tax Practice, KPMG, LLP
                                                                     (1985-1999).

                                           POSITION(S) HELD                 PRINCIPAL OCCUPATION(S)
               NAME                         WITH REGISTRANT                   DURING PAST 5 YEARS
               ----                         ---------------                   -------------------
Nori L. Gabert....................  Vice President since 1998 and    Associate General Counsel, VALIC
Date of Birth: 08/15/53               Secretary since 2000           (1997 to Present). Assistant
                                                                     Secretary (1997-2000). Formerly, Of
                                                                     Counsel, Winstead Sechrest & Minick
                                                                     P.C. (1997); Vice President and
                                                                     Associate General Counsel of Van
                                                                     Kampen American Capital, Inc. (1981-
                                                                     1996).
Donald H. Guire...................  Assistant Treasurer since 2000   Director -- Fund Accounting, AGIM
Date of Birth: 06/05/64                                              (2000-Present). Formerly Assistant
                                                                     Vice President-Manager Fund
                                                                     Accounting, American Capital
                                                                     (1987-2000).
Gregory R. Kingston...............  Treasurer since 2000             Vice President, Fund Accounting, AGIM
Date of Birth: 01/18/66                                              (1999-Present). Formerly, Assistant
                                                                     Treasurer.
Teresa S. Moro....................  Vice President and Investment    Trader -- VALIC. Formerly, Money Mar-
Date of Birth: 08/14/60               Officer since 1991             ket Trader, VALIC (1986-1990).
Kathryn A. Pearce.................  Assistant Controller since 2000  Director, Fund Accounting, VALIC
Date of Birth: 02/05/47                                              (1999 to present). Associate Director
                                                                     of Fund Accounting, VALIC (1996 to
                                                                     1999). Controller (1996-1999).
                                                                     Formerly, Supervisor -- Mutual Fund
                                                                     Accounting, Van Kampen American
                                                                     Capital, Inc. (1977-1996).
Pauletta P. Cohn..................  Vice President since 1999        Deputy General Counsel Product
Date of Birth: 06/06/48                                              Development, American General
                                                                     Enterprise Services, Inc. (2000 to
                                                                     Present), Associate General Counsel,
                                                                     American General Life Companies
                                                                     (1998-Present), Senior Attorney,
                                                                     American General (1993-1998).
Todd L. Spillane..................  Chief Compliance Officer since   Chief Compliance Officer, AGIM (1999-
Date of Birth: 12/20/58               2000                           Present). Formerly, Director of
                                                                     Compliance, Nicholas Applegate
                                                                     Capital Management (1994-1999).
William Trimbur, Jr...............  Vice President and Investment    Portfolio Manager, VALIC. Formerly,
Date of Birth: 06/15/51               Officer since 1998             Second Vice President, VALIC
                                                                     (1985-1990); Controller, VALIC
                                                                     (1985-1986); Assistant Controller,
                                                                     VALIC (1982-1985) and Assistant
                                                                     Treasurer, VALIC (1982-1986).


     The officers conduct and supervise the daily business operations of the Series Company, while the trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.


     The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Love, Maupin and Paulsen. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company has a Nominating Committee. The Series Company's Nominating Committee consists of Messrs. Love, Gonzales and Hackerman, and Ms. Craven. The Nominating Committee recommends to the Board nominees for independent trustee membership, reviews governance procedures and Board composition, and periodically reviews trustee compensation. The Series Company does not have a standing compensation committee.


     The trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company.

     The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding as of the commencement of operations.


COMPENSATION OF TRUSTEES



     The following table sets forth information regarding compensation and benefits earned by Trustees who are not affiliated with VALIC for the fiscal year ending August 31, 2000.


                               COMPENSATION TABLE

                       FISCAL YEAR ENDING AUGUST 31, 2000



                                                                                     TOTAL
                                                                AGGREGATE        COMPENSATION
                                                               COMPENSATION        FROM FUND
                                                                   FROM           COMPLEX(2)
TRUSTEE                                                       SERIES COMPANY   PAID TO TRUSTEES
-------                                                       --------------   -----------------
Dr. Judith Craven...........................................     $10,465            $50,750
Dr. Timothy Ebner...........................................     $10,433            $50,500
Judge Gustavo Gonzales......................................     $ 9,465            $47,000
Dr. Norman Hackerman........................................     $10,498            $51,500
Dr. John Wm. Lancaster......................................     $10,466            $51,500
Ben H. Love.................................................     $10,531            $51,750
Dr. John Maupin.............................................     $ 9,465            $48,000
Dr. F. Robert Paulsen.......................................     $10,465            $51,000
Dr. R. Miller Upton(1)......................................     $   917            $ 6,745


---------------

(1)  Mr. Upton resigned as a Trustee of the Fund on December 31, 1999.


(2)  Includes all investment companies managed by VALIC.

                 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

                           PART C.  OTHER INFORMATION


ITEM 23.  EXHIBITS



     1.  (a)  1. Agreement and Declaration of Trust(1)
              2. Amendment to Agreement and Declaration of Trust(2)
              3. Amended and Restated Certificate of Trust dated
                 9/25/2000.

         (b)  Certificate of Designation For:
                 (1) American General International Growth Fund(1)
                 (2) American General Large Cap Growth(1)
                 (3) American General Mid Cap Growth Fund(1)
                 (4) American General Small Cap Growth Fund(1)
                 (5) American General International Value Fund(1)
                 (6) American General Large Cap Value Fund(1)
                 (7) American General Mid Cap Value Fund(1)
                 (8) American General Small Cap Value Fund(1)
                 (9) American General Socially Responsible Fund(1)
                 (10) American General Balanced Fund(1)
                 (11) American General High Yield Bond Fund(2)
                 (12) American General Strategic Bond Fund(2)
                 (13) American General Domestic Bond Fund(1)
                 (14) American General Core Bond Fund(2)
                 (15) American General Money Market Fund(1)
                 (16) American General Growth Lifestyle Fund(1)
                 (17) American General Moderate Growth Lifestyle Fund(1)
                 (18) American General Conservative Growth Lifestyle Fund(1)
                 (19) American General S&P 500 Index Fund(1)
                 (20) American General Mid Cap Index Fund(1)
                 (21) American General Small Cap Index Fund(1)
                 (22) North American International Growth Fund
                      North American-Goldman Sachs Large Cap Growth Fund
                      North American-State Street Large Cap Value Fund
                      North American-INVESCO MidCap Growth Fund
                      North American-Neuberger Berman MidCap Value Fund
                      North American-J.P. Morgan Small Cap Growth Fund
                      North American Small Cap Value Fund
                      North American-AG Socially Responsible Fund
                      North American-AG Core Bond Fund
                      North American-AG High Yield Bond Fund
                      North American-AG Strategic Bond Fund
                      North American-AG Conservative Growth Lifestyle Fund
                      North American-AG Aggressive Growth Lifestyle Fund
                      North American-AG Moderate Growth Lifestyle Fund
                      North American-AG 2 Money Market Fund

         (c)  Certificate of Termination For:
                 (1) American General S&P 500 Index Fund(2)
                 (2) American General Mid Cap Index Fund(2)
                 (3) American General Small Cap Index Fund(2)

     2.  Bylaws(1)

     3.  Not Applicable

     4.  Not Applicable

     5.  (a) Investment Advisory Agreement between the Registrant and The Variable
         Annuity Life Insurance Company ("VALIC")(2)
         (b) Investment Sub-Advisory Agreements between VALIC and each
         Sub-Adviser on behalf of the following Funds:
                 (1) American General International Growth Fund(3)
                 (2) American General Large Cap Growth(3)
                 (3) American General Mid Cap Growth Fund(3)
                 (4) American General International Value Fund, American General
                 Balanced Fund and American General Domestic Bond Fund(3)
                 (5) American General Large Cap Value Fund(3)
                 (6) American General Mid Cap Value Fund(3)
                 (7) American General Small Cap Value Fund (Bankers Trust Company(4),
                 (8) Fiduciary Management Associates, Inc.(3)
                 (9) American General High Yield Bond Fund, American General
                 Strategic Bond Fund and American General Core Bond Fund(3)
                 (10) Form of Sub-Advisory Agreement between Valic and INVESCO Funds Group,
                 Inc. for MidCap Growth Fund.

     6.  Distribution and Service Agreement between the Registrant and A.G. Distributors, Inc.(5)

     7.  Not Applicable

     8.  (a) Custodian Contract between Registrant and State Street Bank and
         Trust Company(5)
         (b) Form of Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company(2)

     9.  (a) Transfer Agency and Service Agreement between Registrant and VALIC(5)
         (b) Form of Data Access Services Agreement between Registrant and State
         Street Bank and Trust Company(2)
         (c) Accounting Services Agreement between Registrant and VALIC(5)
         (d) Administrative Service Agreement among Registrant and VALIC(5)

    10.  Opinion of Counsel

    11.  Consent of Independent Auditors

    12.  Not Applicable

    13.  Subscription Agreements(2)

    14.  Not Applicable

    15.  Not Applicable

    16.  Not Applicable

    17.  Not Applicable

    18.  Not Applicable

    19. (a) Powers of Attorney for Messrs. Hackerman, Lancaster, Paulsen, and Love(1)

         (b) Powers of Attorney for Messrs. Ebner, Gonzales and Maupin and Ms.
         Craven(2)

         (c) Powers of Attorney for Mr. Barrett and Ms. Kane(5)


---------------


1. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on July 6, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-002909).

2. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-003747).

3. Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on April 29, 1999 (File Nos. 333-53589/811-08789, Accession No. 0001062374-99-000009).

4. Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on October 29, 1999 (File Nos. 333-53589/811-08789, Accession No. 0001062374-99-000019).

5. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on January 3, 2000 (File Nos. 333-53589/811-08789, Accession No. 0000950129-00-000021).




ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



     No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by VALIC, a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292).

ITEM 25.  INDEMNIFICATION



     Incorporated herein by reference to Pre-Effective Amendment Number 2 to the Registrant's Form N-1A Registration Statement filed with the Securities and Exchange Commission on September 2, 1998 (File No. 333-53589/811-08789, Accession No. 0000950129-98-003747).



ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

     Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are American General Distributors, Inc. ("AG Distributors"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").

     NAME                  COMPANY                                    TITLE
     ----                  -------                                    -----
John A. Graf             VALIC, AGAIC        Chairman, Director, President and Chief Executive Officer
Bruce R. Abrams          VALIC, AGAIC        Director and Executive Vice President -- AGAIC Sales
Kent E. Barrett          VALIC, AGAIC        Director, Executive Vice President and Chief Financial Officer
Robert P. Condon         VALIC, AGAIC        Director and Executive Vice President -- VALIC Sales & Institutional Marketing
Alice T. Kane            VALIC, AGAIC        Executive Vice President -- AG Fund Group
Carl J. Santillo         VALIC, AGAIC        Director and Executive Vice President -- Operations
Kathleen Adamson         VALIC, AGAIC        Senior Vice President -- Customer Service
Michael J. Akers         VALIC, AGAIC        Senior Vice President and Chief Actuary
Richard L. Bailey        VALIC, AGAIC        Senior Vice President -- Planning & Expense Management
Michael A. Betts         VALIC, AGAIC        Senior Vice President -- Systems
Rebecca G. Campbell      VALIC, AGAIC        Director and Senior Vice President -- Human Resources
Mary L. Cavanaugh        VALIC, AGAIC        Director and Senior Vice President -- General Counsel and Secretary
Jennifer D. Cobbs        VALIC, AGAIC        Senior Vice President -- Field Sales Development
Kenneth E. Coffey        VALIC, AGAIC        Senior Vice President -- National Marketing Director
Terry Eleftheriou        VALIC, AGAIC        Senior Vice President -- Finance
Sharla A. Jackson        VALIC, AGAIC        Senior Vice President -- Customer Service Amarillo
Stephen G. Kellison      VALIC, AGAIC        Senior Vice President -- Product Management
Richard J. Lindsay       VALIC, AGAIC        Senior Vice President -- Marketing
Rosalia Nolan            VALIC, AGAIC        Senior Vice President -- Institutional Services
Robert E. Steele         VALIC, AGAIC        Senior Vice President -- Specialty Products
Jane E. Bates            VALIC, AGAIC        Vice President & Chief Compliance Officer
Rosemary Beauvais        VALIC, AGAIC        Vice President -- Corporate Technology Services
James D. Bonsall         VALIC, AGAIC        Vice President -- Financial Reporting
Gregory S. Broer         VALIC, AGAIC        Vice President -- Actuarial
Richard A. Combs         VALIC, AGAIC        Vice President -- Actuarial
Neil J. Davidson         VALIC, AGAIC        Vice President -- Actuarial
David H. den Boer        VALIC, AGAIC        Vice President -- Compliance
Jill A. Etta             VALIC, AGAIC        Vice President -- Variable Annuity Sales
Terry B. Festervand      VALIC, AGAIC        Vice President & Treasurer
Daniel Fritz             VALIC, AGAIC        Vice President -- Actuarial
Michael D. Gifford       VALIC, AGAIC        Vice President -- Case Development
Joseph G. Girgenti       VALIC, AGAIC        Vice President -- Sales Support
Albert J. Guiterrez      VALIC, AGAIC        Vice President & Investment Officer
Calvin King              VALIC, AGAIC        Vice President -- North Houston Customer Care Center
Traci P. Langford        VALIC, AGAIC        Vice President -- Account Management
Jerry L. Livers          VALIC, AGAIC        Vice President -- PPGA Sales
Cindy Moore              VALIC, AGAIC        Vice President -- Budget & Expense Management
Thomas G. Norwood        VALIC, AGAIC        Vice President -- Broker/Dealer Operations
Deanna Osmonson          VALIC, AGAIC        Vice President -- Insurance Sales Practices, Compliance
Rembert R. Owen, Jr.     VALIC, AGAIC        Vice President and Assistant Secretary
Larry Robinson           VALIC, AGAIC        Vice President -- Product Development
Steven D. Rubinstein     VALIC, AGAIC        Vice President -- Financial Planning and Reporting
Keith Schlosser          VALIC, AGAIC        Vice President -- Sales Executive Administration
Richard W. Scott         VALIC, AGAIC        Vice President and Chief Investment Officer
Gary N. See              VALIC, AGAIC        Vice President -- Group Actuarial
Nancy K. Shumbera        VALIC, AGAIC        Vice President -- Business Solution Development
Brenda Simmons           VALIC, AGAIC        Vice President -- Premium Processing
David Snyder             VALIC, AGAIC        Vice President -- Electronic Commerce
Paula F. Snyder          VALIC, AGAIC        Vice President -- AGRS Marketing Communications
James P. Steele          VALIC, AGAIC        Vice President -- Specialty Products
Kenneth R. Story         VALIC, AGAIC        Vice President -- Information Technology
Brian R. Toldan          VALIC, AGAIC        Vice President -- General Auditor
Julia S. Tucker          VALIC, AGAIC        Vice President -- Investment Officer
Krien Verberkmoes        VALIC, AGAIC        Vice President -- Sales Compliance
William A. Wilson        VALIC, AGAIC        Vice President -- Government Affairs
Roger E. Hahn            VALIC, AGAIC        Investment Officer
C. Scott Inglis          VALIC, AGAIC        Investment Officer
Gordon S. Massie         VALIC, AGAIC        Investment Officer
Craig R. Mitchell        VALIC, AGAIC        Investment Officer
W. Larry Mask            VALIC, AGAIC        Real Estate Investment Officer and Assistant Secretary
D. Lynne Walters         VALIC, AGAIC        Tax Officer
Kurt Bernlohr            VALIC, AGAIC        Assistant Secretary
Pauletta P. Cohn         VALIC, AGAIC        Assistant Secretary
Lauren W. Jones          VALIC, AGAIC        Assistant Secretary
Christine W. McGinnis    VALIC, AGAIC        Assistant Secretary
Connie E. Pritchett      VALIC, AGAIC        Assistant Secretary
Daniel R. Cricks         VALIC, AGAIC        Assistant Tax Officer
Eric Alexander           VALIC, AGAIC        Assistant Treasurer
Paul Hoepfl              VALIC, AGAIC        Assistant Treasurer
Kristy L. McWilliams     VALIC, AGAIC        Assistant Treasurer
William H. Murray        VALIC, AGAIC        Assistant Treasurer
Tara S. Rock             VALIC, AGAIC        Assistant Treasurer
Carolyn Roller           VALIC, AGAIC        Assistant Treasurer
Marilyn S. Zlotnick      VALIC, AGAIC        Assistant Controller
Leslie K. Bates          VALIC, AGAIC        Administrative Officer
Mary C. Birmingham       VALIC, AGAIC        Administrative Officer
Donald L. Davis          VALIC, AGAIC        Administrative Officer
Robert A. Demchak        VALIC, AGAIC        Administrative Officer
Ted D. Hennis            VALIC, AGAIC        Administrative Officer
William L. Hinkle        VALIC, AGAIC        Administrative Officer
Joan M. Keller           VALIC, AGAIC        Administrative Officer
William R. Keller, Jr.   VALIC, AGAIC        Administrative Officer
Fred M. Lowery           VALIC, AGAIC        Administrative Officer
James F. McCulloch       VALIC, AGAIC        Administrative Officer
Michael M. Mead          VALIC, AGAIC        Administrative Officer
Kathryn T. Smith         VALIC, AGAIC        Administrative Officer

ITEM 27.  PRINCIPAL UNDERWRITERS



     (a) American General Distributors, Inc. (the "Distributor") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, North American Funds Variable Product Series I.

     (b) The following information is furnished with respect to each officer and director of the Distributor. Unless otherwise indicated, the principal address for each person listed below is 2929 Allen Parkway, Houston, Texas 77019.



NAME AND PRINCIPAL                       POSITIONS AND OFFICES                    POSITIONS AND OFFICES
BUSINESS ADDRESS                         WITH DISTRIBUTOR                         WITH THE REGISTRANT
------------------                       ---------------------                    ---------------------
Robert P. Condon.........................Chairman, Director, Chief Executive      Director and Executive Vice
                                          Officer and President                     President


Thomas G. Norwood........................Director, Chief Financial Officer        Vice President
                                          and Treasurer

Mary L. Cavanaugh........................Director and Secretary                   Senior Vice President and Secretary

D. Lynne Walters.........................Tax Officer                              Tax Officer

Jane E. Bates............................Vice President and Chief Compliance      Vice President
                                          Officer

V. Keith Roberts.........................Vice President - Operations                         --

Cheryl G. Hemley.........................Assistant Secretary                                 --

Daniel R. Cricks.........................Assistant Tax Officer                    Assistant Tax Officer

James D. Bonsall.........................Assistant Treasurer                      Vice President

Steven D. Rubinstein.....................Assistant Treasurer          --          Vice President

Marylyn S. Zlotnick......................Assistant Treasurer          --          Assistant Controller




---------------


     (c) Not Applicable

ITEM 28.  LOCATION OF BOOKS AND RECORDS


     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:


         THE DEPOSITOR:

         The Variable Annuity Life Insurance Company
         2929 Allen Parkway
         Houston, Texas 77019


         THE PRINCIPAL UNDERWRITER:


         American General Distributors, Inc.
         2929 Allen Parkway
         Houston, Texas 77019


         THE CUSTODIAN:

         The State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

         INVESTMENT SUB-ADVISERS:

         American General Investment Management, L.P.
         2929 Allen Parkway
         Houston, Texas 77019




         Fiduciary Management Associates, Inc.
         55 W. Monroe St., Ste. 2550
         Chicago, Illinois 60603

         Goldman, Sachs & Co.
         32 Old Slip
         New York, New York 10005

         INVESCO Funds Group, Inc.
         7800 East Union Avenue
         Denver, Colorado 80237

         JP Morgan Investment Management Inc.
         522 Fifth Avenue
         New York, New York 10036


         Neuberger Berman Management Inc.
         605 Third Avenue
         New York, New York 10158


         State Street Bank and Trust Company
         2 International Place
         Boston, Massachusetts 02110

         Thompson, Siegel & Walmsley, Inc.
         500 Monument Avenue
         Richmond, Virginia 23230


ITEM 29.  MANAGEMENT SERVICES


     There is no management-related service contract not discussed in Parts A or B of this Form N-1A


ITEM 30.  UNDERTAKINGS



     Not Applicable

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, North American Funds Variable Product Series II, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 29th day of November, 2000.




                                        NORTH AMERICAN
                                        FUNDS VARIABLE
                                        PRODUCT SERIES II




                                        By: /s/ ALICE T. KANE
                                            --------------------------------
                                            Alice T. Kane
                                            President and Trustee



        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                          Title                        Date
---------                          -----                        ----
/s/ ALICE T. KANE                President and Trustee        November 29, 2000
----------------------------
Alice T. Kane

/s/ GREGORY R. KINGSTON          Treasurer                    November 29, 2000
----------------------------
Gregory R. Kingston

*                                Trustee                      November 29, 2000
----------------------------
Kent E. Barrett

*                                Trustee                      November 29, 2000
----------------------------
Judith Craven

*                                Trustee                      November 29, 2000
----------------------------
Timothy J. Ebner

*                                Trustee                      November 29, 2000
----------------------------
Gustavo E. Gonzales, Jr.

*                                Trustee                      November 29, 2000
----------------------------
Norman Hackerman

*                                Trustee                      November 29, 2000
----------------------------
John Wm. Lancaster

*                                Trustee                      November 29, 2000
----------------------------
Ben H. Love

*                                Trustee                      November 29, 2000
----------------------------
John E. Maupin, Jr.

*                                Trustee                      November 29, 2000
----------------------------
F. Robert Paulsen

Signature                          Title                        Date
---------                          -----                        ----
By: /s/ DAVID M. LEAHY                                      November 29, 2000
    ------------------------
    David M. Leahy
    Attorney-in-Fact

                                EXHIBIT INDEX


     1.  (a)  3. Amendment to Agreement and Declaration of Trust dated
                 9/25/2000.

         (b)  Certificate of Designation For:
                 (22) North American International Growth Fund
                      North American-Goldman Sachs Large Cap Growth Fund North American-State Street Large Cap Value Fund North American-INVESCO MidCap Growth Fund
                      North American-Neuberger Berman MidCap Value Fund North American-J.P. Morgan Small Cap Growth Fund North American Small Cap Value Fund
                      North American-AG Socially Responsible Fund
                      North American-AG Core Bond Fund
                      North American-AG High Yield Bond Fund
                      North American-AG Strategic Bond Fund
                      North American-AG Conservative Growth Lifestyle Fund North American-AG Aggressive Growth Lifestyle Fund North American-AG Moderate Growth Lifestyle Fund North American-AG 2 Money Market Fund

     5. (b) Investment Sub-Advisory Agreements between VALIC and each Sub-Adviser on behalf of the following Funds:
                 (10) Form of Sub-Advisory Agreement between Valic and INVESCO Funds Group, Inc. for MidCap Growth Fund.

    10.  Opinion of Counsel

    11.  Consent of Independent Auditors